UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Private Client Services FundsSM
Semi-Annual Report

For the six months ended April 30, 2016

Volatility increases
in the financial
markets amid
uncertainty in the
global economy.

Capital Group Core Municipal FundSM
Capital Group Short-Term Municipal FundSM
Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM
Capital Group Core Bond FundSM

Capital Group Global Equity FundSM
Capital Group International Equity FundSM
Capital Group U.S. Equity FundSM

capitalgrouppcsfunds.com

Capital Group Private Client Services Funds

Letter to investors

April 30, 2016 (unaudited)

Fellow investors:

Global equities declined modestly in the six months ended April 30, 2016, as a sharp drop at the beginning of the new year was followed by a partial recovery toward the end of the period. Stocks were hurt by concerns about economic deceleration in China and a lengthy pullback in oil prices. The subsequent rebound in the market was partly driven by the Federal Reserve’s decision to slow the pace of interest rate hikes in response to a cloudier global outlook. In the U.S., employment gains helped to ease concern about the possibility of contagion from overseas uncertainty. Japanese stocks were hurt by fear that China’s sluggish growth could weigh on export-oriented companies. European stocks sagged as the European Central Bank initiated a new round of measures aimed at kick-starting growth.

The U.S. fixed-income market rallied as investor concerns about China caused global investors to seek the relative safety and attractive returns of Treasury bonds. Despite moving lower, yields on Treasury securities remained notably higher than those available on comparable debt in Europe and Japan, where yields on some securities have dropped into negative territory.

Below is a more detailed discussion of the investment results for each of the Capital Group Private Client Services Funds during the covered reporting period.

Equity Commentary

Over the past six months, the Capital Group U.S. Equity Fund rose 1.66%, topping the 0.44% gain in the S&P 500 index. The Capital Group Global Equity Fund declined 1.84%, slightly behind the 1.04% drop in the MSCI World Index. The Capital Group International Equity Fund declined 2.17%, but still outpaced the 3.06% drop in the MSCI EAFE Index.

All three funds benefited from holdings in the information technology sector. In a global economy characterized by slow growth and muted productivity gains, there is strong demand for robotics and other forms of industrial technology that allow companies to streamline their own manufacturing processes. Broadcom, a maker of specialty semiconductors, was a top contributor to both the U.S. and Global funds. Keyence, a factory automation sensor manufacturer, and Hamamatsu Photonics, an optical sensor maker, were among the top contributors to the International and Global funds. Taiwan Semiconductor Manufacturing and Gemalto also added to the results of the International and Global funds.

The funds also were helped by the energy sector. After tumbling to a 13-year low near $26 a barrel, crude oil prices staged a partial rebound. The plunge was due largely to a supply glut as Russia and Saudi Arabia pumped at full capacity and additional stockpiles came on line from Iran. The subsequent move up was driven by production cuts in the U.S. and hope that foreign producers might forge a deal to curtail output. Our investment team has selectively purchased shares of energy companies — primarily integrated oils and pipeline companies — whose long-term prospects appear to be encouraging. These companies have the financial heft to ride out the downturn and the potential to lift market share through acquisitions of depleted rivals. Chevron and Exxon Mobil were among the top contributors to the Global fund, while Columbia Pipeline Group and Chevron helped the U.S. fund.

Compared to their benchmarks, financial services stocks also were contributors. This sector suffered at the beginning of the year amid fear that global economic conditions could trigger a rise in loan defaults. Additionally, banks stocks were hurt by the Fed’s decision to slow down rate hikes. The funds benefited from a combination of stock selection and limited exposure to the troubled sector. Compared to their benchmarks, the portfolios had fewer holdings of interest-rate-sensitive companies such as large commercial banks, whose earnings were pressured by low rates.

Capital Group Private Client Services Funds

Letter to investors

April 30, 2016 (unaudited) (continued)

Among other contributors to the U.S. fund were several real estate investment trusts with attractive yields, including Iron Mountain, American Tower and Crown Castle International. The fund also gained from its holdings of insurance companies such as Marsh & McLennan and Aon. Deutsche Wohnen, a German property-management and development company, and AIA Group, a pan-Asian insurer, contributed to results in the International fund. Within financial services, areas of interest include credit card companies and regional banks. If the U.S. economy steers clear of a recession and continues to expand at a moderate pace, which our managers think is possible, earnings of these companies could surprise on the upside.

On the downside, the U.S. and Global funds were hurt by positions in health care. After an extended period of strong results driven by advances in pharmaceutical development and heavy merger activity, the sector experienced profit-taking. The selling pressure was driven partly by political criticism of high drug pricing, particularly for unique and patent-protected compounds. Incyte, Gilead Sciences and Express Scripts were the top three detractors in the U.S. fund, while Incyte, Gilead and Novartis were among the top detractors in the Global fund. By contrast, health care was a bright spot in the International fund, where Genmab and Novo Nordisk were among the top contributors.

The troubles in the global economy weighed on industrial companies in the Global and International funds. China Everbright International, an environmental cleanup company, was one of the biggest detractors from both funds. Other detractors included FANUC, Safran and Zodiac Aerospace. The bumpy global outlook also took a toll on consumer discretionary companies, which tend to struggle in periods of economic uncertainty. Cie Financiere Richemont, Liberty Global and Bayerische Motoren Werke were additional detractors from the two funds.

Fixed-Income Commentary

The bond market rallied over the past six months as the bumpy outlook for the global economy caused yields to decline. The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal funds all rose during the period, with each topping its respective benchmark.

Core Bond had a total return of 2.05%, exceeding the 1.97% return of its benchmark. The fund was significantly underweight U.S. Treasuries, while being moderately overweight investment-grade bonds. It also had notable holdings in asset-backed securities. The 1.66% return of the Core Municipal fund topped the 1.83% registered by its benchmark, while the 0.76% gain in the Short-Term Municipal fund outpaced the 0.77% showing of its benchmark. The California Core Municipal fund advanced 2.39%, while the California Short-Term Municipal Fund increased 0.63%. Both surpassed their benchmarks, which had total returns of 1.69% and 0.65%, respectively.

The Fed’s slowing of rate hikes put a cap on long-term yields despite continued strength in employment and rising pressure on wages, which historically have tended to push rates up. Treasury Inflation Protected Securities, or TIPS, gained as expectations of inflation picked up amid loose monetary policies around the world. Investment-grade corporate debt and high-yield bonds also rallied.

Our fixed-income managers expect interest rates to rise very gradually given the uncertainty in the global economy, and they have positioned the funds accordingly. Whenever possible, managers have tried to boost yields without taking undue risks. Within taxable portfolios, our managers have identified opportunities among asset-backed securities, especially those tied to auto loans and credit cards. The credit quality of these securities improves during periods of rising economic growth as borrowers are better able to pay off their obligations.

Capital Group Private Client Services Funds

Letter to investors

April 30, 2016 (unaudited) (continued)

On the municipal side, our team has favored revenue bonds, which are used to finance the construction of water, sewer and other public infrastructure projects. The credit quality of these securities is typically enhanced as growth in the economy boosts borrowers’ ability to pay off debts. Revenue bonds offer a compelling blend of safety and attractive yields.

Regardless of the direction of the economy or interest rates, fixed income plays an essential role within client portfolios. At a time of heightened volatility in stock prices, bonds have a tendency to generate reliable income and serve as a counterweight to the fluctuations in equities. The optimal strategy for investors is to maintain a well-balanced portfolio that is designed to do well in any type of market environment.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

Sincerely yours,

John S. Armour President

William L. Robbins
Senior Vice President and Principal Investment Officer, Equity Funds

John R. Queen
Senior Vice President and Principal Investment Officer, Fixed-Income Funds

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - 95.9%	Principal amount (000)	Value (000)
Municipals - 95.8%
Alabama - 1.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,605
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	120
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,044
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	164
		3,933

Alaska - 0.4%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	490	505
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,259
		1,764

Arizona - 2.9%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.26%, 2048[1]	3,100	3,163
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	373
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,080
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	833
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,246
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	138
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,090
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	178
5.00%, 2021	1,000	1,072
		11,173

Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.96%, 2044[1]	600	594
		594

California - 12.4%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	1,500	1,502
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,042
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	103
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.31%, 2045	2,200	2,174
1.31%, 2047	1,500	1,482
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.11%, 2047[1]	1,000	1,000
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	372
5.00%, 2028	315	377
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	858
5.00%, 2020	1,000	1,154
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	1,800	2,092

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.69%, 2047[1]	$1,000	$994
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,251
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,175
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.61%, 2037[1]	1,000	1,003
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	758
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,054
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	104
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	615
4.00%, 2017	1,215	1,266
5.00%, 2023	900	1,089
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	869
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,053
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,207
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,153
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,318
5.00%, 2020	750	869
5.00%, 2021	1,000	1,190
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	600
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	1,014
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	875	1,084
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	120
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	807
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	979
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.79%, 2027[1]	1,350	1,349
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.049%, 2019[1]	100	98
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,444
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	291
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,142
5.00%, 2025	500	644
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	680
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,261
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.03%, 2035[1]	1,850	1,852
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	500	517

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
5.00%, 2020	$1,500	$1,728
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	589
5.25%, 2021	100	114
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	462
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,221
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	222
		48,543

Colorado - 3.1%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	229
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	308
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	597
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,500	1,770
5.00%, 2026	2,000	2,342
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	118
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,058
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	780
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 2.16%, 2039[1]	475	476
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	746
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,345
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,086
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	175
		12,030

Connecticut - 0.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	350	373
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	900	979
		1,352

District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	893
		893

Florida - 10.0%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	583
5.00%, 2022	500	591
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 2016	700	703
5.25%, 2017	2,100	2,201
6.00%, 2016	300	302

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Florida - continued
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	$1,500	$1,680
5.00%, 2020	1,100	1,267
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	168
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,095
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	110
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	101
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,135
City of Tallahassee, Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	1,000	1,214
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,229
5.00%, 2017	2,000	2,131
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	596
5.00%, 2022	1,300	1,579
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,207
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	100	100
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,185
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	370	388
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	565	602
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	330	350
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 2016	2,100	2,116
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	697
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,596
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	334
5.00%, 2022	400	444
5.00%, 2023	300	333
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,078
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	660
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,062
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	445
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	353
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 2021	75	75
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, 2021	200	200
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,898
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,085
5.00%, 2021	785	885
State of Florida Lottery Rev., Ref. Bond, Series E, 5.00%, 2016	2,000	2,016
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	474
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	484
5.00%, 2028	1,000	1,177
		38,929

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Georgia - 2.5%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	$300	$328
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,250	1,287
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,180
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	228
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,565	1,667
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	435
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.71%, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,139
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	587
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,129
		9,780

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,436
		1,436

Hawaii - 0.6%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	1,250	1,431
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	815
		2,246

Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,150
5.00%, 2022	1,000	1,197
		2,347

Illinois - 8.3%
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	292
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,712
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,146
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	584
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,079
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	216
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,023
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	1,070	1,146
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,026
5.00%, 2027	590	701
5.00%, 2027	600	702
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	594
5.00%, 2027	250	301

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Illinois - continued
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	$1,000	$1,116
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,705
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,071
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.41%, 2050[1]	2,000	1,990
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,224
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,714
Metropolitan Pier & Exposition Auth., Sales Tax Rev. Ref. Bonds, Series B (St. Approp Insured), 5.00%, 2028	1,000	1,100
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,305
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,304
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,898
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,238
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	312
5.00%, 2021	375	418
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,728
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	32
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	75
		32,337

Indiana - 1.2%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	503
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	549
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	113
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,380
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,060
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,258
		4,863

Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	712	680
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	340
		1,020

Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	549
		549

Kentucky - 1.5%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,848
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	370	391

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Kentucky - continued
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	$3,575	$3,729
		5,968

Louisiana - 1.9%
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	193
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	68
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,811
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,187
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	1,000	1,002
5.50%, 2028	1,000	1,068
5.50%, 2029	1,000	1,100
		7,429

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	698
		698

Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	630	687
		687

Massachusetts - 2.3%
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series B, 2.00%, 2016	2,600	2,603
Commonwealth of Massachusetts, G.O. Cash Flow Mgmt. Prop. Tax Notes, Series C, 2.00%, 2016	1,400	1,403
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.96%, 2038[1]	1,990	1,989
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	115
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,390	1,497
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,125	1,209
		8,816

Michigan - 4.0%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.019%, 2032[1]	1,500	1,356
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,549
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,376
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,145
5.00%, 2021	700	791
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,222
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,750	1,888

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Michigan - continued
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	$1,160	$1,354
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	1,014
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,598
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	700	715
		15,710

Minnesota - 0.8%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	361
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	385	401
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	752	728
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	405	422
St. Paul Housing & Redev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 2023	1,000	1,200
		3,112

Missouri - 0.3%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	50	50
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 3.75%, 2038	290	313
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	111
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	512
5.00%, 2025	185	221
		1,207

Nebraska - 1.2%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,132
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.50%, 2046	2,350	2,528
4.00%, 2044	440	473
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	270	273
3.00%, 2043	320	329
		4,735

Nevada - 2.2%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,036
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,366
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,132

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Nevada - continued
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	$1,100	$1,237
		8,771

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	642
		642

New Jersey - 4.4%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	672
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,131
5.00%, 2021	200	230
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,136
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,334
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.31%, 2017[1]	1,025	1,016
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	1,340	1,661
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,501
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.09%, 2024[1]	2,050	2,045
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.09%, 2024[1]	1,150	1,147
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,397
5.00%, 2021	2,000	2,280
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	589
		17,139

New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,039
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.285%, 2028[1]	35	35
		2,074

New York - 5.4%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	486
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,109
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.96%, 2025[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	103
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 2016	1,830	1,830
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.41%, 2020[1]	2,000	2,008
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.99%, 2039[1]	2,000	1,987
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,483
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,068

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New York - continued
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	$320	$328
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	111
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 2016	125	126
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,061
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,803
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	471	495
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	230
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,938
		21,166

North Carolina - 1.2%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	465
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	188
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,684
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,383
		4,720

North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	425	448
		448

Ohio - 4.6%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,285
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	475	488
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,161
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	476
5.00%, 2027	1,425	1,671
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,093
5.00%, 2019	2,000	2,254
5.00%, 2020	1,030	1,190
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	229
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,220	1,430
5.00%, 2027	300	367
5.00%, 2028	585	707
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	876
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 2033[1]	1,000	1,004
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,069
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,128
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,592
		18,020

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	$200	$219
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/ 01/18 @ 100), 1.21%, 2023[1]	1,380	1,378
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	925
		2,522

Oregon - 1.2%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,516
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	711
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	901
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,320	1,442
		4,570

Pennsylvania - 2.6%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	477
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	361
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	922
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,574
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,032
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 1.09%, 2018[1]	1,500	1,494
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.39%, 2021[1]	950	943
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,264
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	229
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,029
		10,325

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	444
5.00%, 2016	400	402
5.00%, 2017	500	506
5.00%, 2019	710	728
		2,080

South Carolina - 2.3%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,108
5.00%, 2020	500	582
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,275
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	1,900	2,084

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
South Carolina - continued
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	$600	$637
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,199
		8,885

South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,105	2,269
		2,269

Tennessee - 1.3%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	111
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 1.01%, 2038[1]	1,400	1,398
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	660	701
4.00%, 2045	965	1,051
4.50%, 2037	605	648
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	900	983
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	350	365
		5,257

Texas - 6.0%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	288
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.16%, 2034[1]	1,400	1,399
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,658
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,074
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,065
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.79%, 2033[1]	3,150	3,138
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	101
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	955	975
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	102
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,050
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,166
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	500	507
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	474
5.00%, 2018	275	303
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	142
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.59%, 2031[1]	200	200

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Texas - continued
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	$800	$1,026
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	455
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with U.S Govt. Securities to 05/16/2016 @ 100), (Mandatory Put 11/16/17 @ 100), 0.94%, 2048[1]	950	950
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.84%, 2036[1]	750	749
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	359
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @100), 1.95%, 2038[1]	1,000	1,016
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	92
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	108
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,110
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,358
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2029	1,315	1,479
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	186
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	197
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	634
		23,377

Virginia - 0.6%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	918
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	212
Virgin Islands Public Fin. Auth., Misc. Taxes Rev. Bonds, Series A, 5.00%, 2024	1,000	1,154
		2,284

Washington - 2.1%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with Agencies/U.S Treasury Obligations to 07/01/2016 @ 100), 5.00%, 2022	15	15
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt. Securities 07/01/16 @ 100), 5.00%, 2022	85	86
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,051
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	103
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	57
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 2016	1,500	1,506
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	111
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,322
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	949
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,279

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Washington - continued
5.00%, 2026	$500	$589
		8,068

West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,518
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @100), 1.90%, 2040[1]	1,000	1,006
		3,524

Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,252
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
4.20%, 2018	100	108
5.00%, 2024	525	665
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,274
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	930
		4,229

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,830	1,914
		1,914

Total municipals		374,435

Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	456
		456

Total corporate bonds & notes		456

Total bonds & notes (cost: $363,418,000)		374,891

Short-term securities - 2.7%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.28%, January 15, 2045[1]	945	945
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.31%, November 15, 2035[1]	1,200	1,200
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds:[1]
0.28%, February 01, 2045	1,000	1,000
0.32%, February 01, 2045	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.32%, August 01, 2020[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.32%, January 01, 2036[1]	500	500
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.32%, January 01, 2033[1]	720	720
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series V-2, 0.23%, July 01, 2036[1]	1,000	1,000

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.29%, August 01, 2044[1]	$500	$500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.28%, November 01, 2035[1]	1,000	1,000
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.32%, July 01, 2034[1]	935	935
State of Missouri Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A-2, 0.28%, October 01, 2035[1]	200	200
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.84%, April 01, 2033[1]	600	600

Total short-term securities (cost: $10,600,000)		10,600
Total investment securities (cost: $374,018,000)		385,491
Other assets less liabilities		5,595

Net assets		$391,086

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $2,465,000, representing 0.63% of net assets.

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHA	=	Federal Housing Administration
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - 91.5%	Principal amount (000)	Value (000)
Arizona - 0.8%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	$300	$353
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	250	263
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	579
		1,195

California - 11.7%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.31%, 2045[1]	1,500	1,482
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	631
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	581
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	304
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2021	640	696
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,154
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,132
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	612
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,166
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2018	400	426
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	221
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,122
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	488
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds, (AGM Insured), 5.00%, 2022	720	877
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	701
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	584
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	451
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	235	275
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	163
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	725	871
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.03%, 2035[1]	650	651
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	233
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,077
State of California, G.O. Ref. Bonds, (Mandatory Put 12/01/21 @ 100), 4.00%, 2030[1]	1,000	1,133
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	417
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
3.00%, 2017	275	283
5.00%, 2021	250	298
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	300
		18,329

Colorado - 0.5%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	557

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Colorado – continued
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	$150	$169
		726

Connecticut - 2.8%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	420	446
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	655	712
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,115	1,182
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	300	326
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	675	723
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	1,000
		4,389

Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	272
		272

District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 2016	100	100
		100

Florida - 4.6%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,352
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	618
City of Lakeland Dept. of Electric Utils., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	350	420
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	310	329
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	180	191
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	313
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	771
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	576
South Florida Water Mgmt. Dist., Certs. of Part. Lease Ref. Bonds, 5.00%, 2021	1,000	1,197
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	477
		7,244

Georgia - 4.1%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	264
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	105
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,142
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.36%, 2035[1]	400	401
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	570	607
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	200	214

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Georgia - continued
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	$1,155	$1,296
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.71%, 2025[1]	1,300	1,300
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.69%, 2025[1]	1,000	999
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	129
		6,457

Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	616
		616

Hawaii - 0.7%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	1,000	1,069
		1,069

Illinois - 6.2%
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	329
5.00%, 2018	200	211
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	558
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	700	723
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	320
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,297
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,137
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.41%, 2050[1]	1,000	995
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	585
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,600
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	702
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	755
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	521
		9,733

Indiana - 2.2%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	201
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,250	1,501
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A:
3.00%, 2020	210	228
5.00%, 2018	500	545
5.00%, 2022	540	660
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	233
		3,368

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Kentucky - 1.6%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	$125	$132
Kentucky State Prop. & Building Commission., Lease Rev. Ref. Bonds, Series B, 5.00%, 2022	2,000	2,385
		2,517

Louisiana - 0.6%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	820	864
		864

Maine - 0.4%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	683
		683

Massachusetts - 3.1%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.71%, 2043[1]	1,750	1,749
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 2016	600	605
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.96%, 2038[1]	1,300	1,300
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	915	994
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	220	236
		4,884

Michigan - 2.7%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,074
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/01/18 @ 100), 0.95%, 2033[1]	800	800
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,000	1,079
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	330
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	350
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	562
		4,195

Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	195	203
		203

Missouri - 0.5%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	347
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	360	377
		724

Nebraska - 2.3%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,132

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	$365	$376
3.50%, 2046	400	431
4.00%, 2044	895	961
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	220	222
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	455	466
		3,588

Nevada - 1.3%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2017	750	788
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2021	1,000	1,188
		1,976

New Jersey - 4.0%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	600
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	812
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	643
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.09%, 2024[1]	500	499
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.09%, 2024[1]	500	499
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	553
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	806
5.00%, 2019	1,500	1,652
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	252
		6,316

New Mexico - 1.3%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,019
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,018
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.285%, 2028[1]	35	35
		2,072

New York - 6.7%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	614
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.96%, 2025[1]	2,000	2,000
City of New York, Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	1,000	1,023
City of New York, Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	857
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.31%, 2018[1]	650	651
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.99%, 2039[1]	2,600	2,584

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
New York - continued
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub- Series S-1A (St. Aid Withhldg. Insured), 5.00%, 2017	$500	$526
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	503
New York State Dormitory Auth., Income Tax Econ. Dev. & Housing Rev. Ref. Bonds, Series A, 5.00%, 2016	1,000	1,028
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	336
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	348	366
		10,488

North Carolina - 0.3%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	458
		458

North Dakota - 1.7%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	185	195
4.00%, 2038	1,575	1,698
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	650	708
		2,601

Ohio - 1.2%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	750	771
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	234
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	476
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	360	383
		1,864

Oklahoma - 0.4%
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	165
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, 2016	400	401
		566

Oregon - 3.3%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,011
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.41%, 2022[1]	2,225	2,225
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,320	1,442
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	400	407
		5,085

Pennsylvania - 1.3%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	260
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,763
		2,023

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	$350	$357
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	250	251
5.00%, 2017	250	253
		861

Rhode Island - 0.7%
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	960	1,029
		1,029

South Carolina - 1.1%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	750	823
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	360	382
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	488
		1,693

South Dakota - 0.5%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	297
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	390	420
		717

Tennessee - 2.8%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 1.01%, 2038[1]	700	699
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	340	361
4.00%, 2045	855	922
4.00%, 2045	1,925	2,097
4.50%, 2037	315	338
		4,417

Texas - 9.2%
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	634
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.16%, 2034[1]	600	600
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 1.01%, 2034[1]	1,000	1,000
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,074
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,065
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	517
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.79%, 2033[1]	1,650	1,644
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	478

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Texas - continued
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	$100	$102
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	220
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	568
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	355
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.59%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	488
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.84%, 2036[1]	650	649
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	609
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	453
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.79%, 2041[1]	1,000	993
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 2016	325	326
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	537
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	215	230
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	633
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	504
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.76%, 2032[1]	500	500
		14,354

Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	500	545
		545

Virginia - 1.9%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	291
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	682
5.00%, 2020	1,000	1,153
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	766
		2,892

Washington - 4.4%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	305
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2018	600	657
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 2016	1,000	1,008
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,642
5.00%, 2019	900	1,016
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.41%, 2035[1]	2,000	1,988
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	255	268
		6,884

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
West Virginia - 1.1%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.94%, 2041[1]	$1,750	$1,737
		1,737

Wisconsin - 1.4%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,090
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 06/01/20 @ 100), 5.00%, 2043[1]	1,000	1,153
		2,243

Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	700	732
		732

Total bonds & notes (cost: $141,400,000)		142,709

Short-term securities - 6.7%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.28%, January 15, 2045[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.32%, January 01, 2036[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.27%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.28%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.25%, November 01, 2035[1]	500	500
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.25%, June 01, 2041[1]	2,000	2,000
Syracuse Ind. Dev. Agcy., College & Univ. Rev. Ref. Bonds, Series A-1, 0.31%, July 01, 2037[1]	1,935	1,935
Virginia College Building Auth., College & Univ. Rev. Ref. Bonds, 0.28%, November 01, 2036[1]	2,000	2,000

Total short-term securities (cost: $10,435,000)		10,435
Total investment securities (cost: $151,835,000)		153,144
Other assets less liabilities		2,835

Net assets		$155,979

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $366,000, representing 0.23% of net assets.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - 96.8%	Principal amount (000)	Value (000)
California - 92.7%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,124
5.00%, 2020	715	796
5.00%, 2021	495	558
5.00%, 2022	1,000	1,140
5.00%, 2023	500	575
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2016	1,500	1,502
5.125%, 2020	1,500	1,625
5.25%, 2020	885	959
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	448
5.00%, 2020	550	634
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	632
5.00%, 2022	225	236
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	461
5.00%, 2024	400	497
5.00%, 2025	515	634
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,202
5.00%, 2022	975	1,196
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	957
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	548
5.00%, 2025	425	504
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	593
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	313
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.51%, 2045[1]	4,200	4,173
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.31%, 2045[1]	2,800	2,767
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,509
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	656
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.01%, 2034[1]	1,000	993
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	631
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2021	700	725
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,283
5.00%, 2021	550	635
5.00%, 2021	700	839
5.50%, 2029	300	344
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	134
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	194
5.00%, 2025	1,000	1,263
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	636
4.00%, 2022	500	564
4.50%, 2017	335	353
5.00%, 2021	535	631

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2024	$100	$112
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	710	717
5.00%, 2018	1,100	1,207
5.00%, 2025	400	502
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	303
5.00%, 2022	770	850
5.00%, 2024	150	179
5.00%, 2025	375	444
5.00%, 2026	300	383
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,551
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	109
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,154
5.00%, 2022	175	211
5.00%, 2023	135	164
5.00%, 2025	130	163
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	600
5.00%, 2020	675	776
5.00%, 2020	500	589
5.00%, 2021	350	420
5.00%, 2023	1,000	1,226
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 2019	400	441
5.375%, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,980
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, 2028	200	227
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	290
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @100), 0.69%, 2047[1]	1,000	994
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.69%, 2038[1]	1,500	1,498
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.61%, 2037[1]	1,000	1,003
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	109
4.50%, 2026	100	109
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 2018	100	107
5.00%, 2019	100	108
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	320	377
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	505
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	157
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.91%, 2045[1]	1,325	1,318
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,065
5.00%, 2025	500	622

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	$1,000	$1,154
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	811
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	217
5.00%, 2018	2,000	2,172
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	104
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	244
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	87
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	145
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,357
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 2021	100	109
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, 2016	525	537
5.00%, 2022	70	77
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	218
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,455
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	981
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	745
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	830
5.00%, 2023	250	315
5.00%, 2025	1,500	1,950
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	500	581
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,118
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	111
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	674
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	1,100	1,109
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	705
3.00%, 2021	600	606
5.00%, 2025	300	384
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	15	15
5.00%, 2019	600	669
5.00%, 2019	1,000	1,141
5.00%, 2021	1,000	1,157
5.00%, 2023	1,100	1,306
5.00%, 2024	300	353
5.00%, 2025	750	937
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	604

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 2021	$1,100	$1,295
5.00%, 2026	650	839
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	245
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,923
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	917
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	325
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,160
5.00%, 2024	600	644
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	583
5.00%, 2022	450	546
5.00%, 2025	665	822
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	568
5.00%, 2022	1,355	1,609
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,579
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	339
3.15%, 2021	570	615
3.55%, 2023	350	382
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	646
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,284
3.00%, 2020	1,250	1,337
3.25%, 2022	700	768
3.375%, 2023	850	942
4.00%, 2018	500	535
4.00%, 2022	400	458
5.00%, 2021	500	590
5.00%, 2028	500	588
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,761
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	305
5.00%, 2020	400	454
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	117
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	635
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,383
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	120	121
City of Roseville, Special Tax Ref. Bonds, 4.00%, 2016	2,000	2,019
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,464
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	755
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	983
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	573
5.00%, 2023	450	546
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	188

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	$95	$100
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,544
5.00%, 2024	860	1,021
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 2016	490	493
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	625	720
5.00%, 2022	200	242
Eastern Municipal Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	625
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	651
5.00%, 2027	500	609
5.00%, 2030	1,000	1,193
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	717
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	881
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,080
5.00%, 2026	1,000	1,238
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,245
5.00%, 2025	1,095	1,378
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,192
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	489
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	513
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	434
5.00%, 2020	1,200	1,384
5.00%, 2021	1,200	1,418
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	316
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	714
5.00%, 2028	720	847
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	600
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	107
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	22
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	89
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	812
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	104
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	613
5.00%, 2029	710	851
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,967
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	550
5.00%, 2019	200	225
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,325

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	$840	$874
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	847
5.00%, 2021	500	601
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	16
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	93
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	691
5.00%, 2023	700	853
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	504
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,146
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,451
5.00%, 2024	1,000	1,261
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,127
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,518
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	265	265
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	224
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	962
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	817
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,006
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,202
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,136
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,463
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,169
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	113
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,054
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,000	842
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,326
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	600
5.00%, 2028	250	304
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.79%, 2027[1]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	421
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	433
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	474
5.00%, 2020	375	434
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	599
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,230
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2016	750	753
5.50%, 2021	1,000	1,148
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2017	$200	$210
5.00%, 2019	200	226
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	547
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	500	601
5.00%, 2030	500	600
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	679
5.00%, 2024	1,000	1,232
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	426
4.00%, 2021	1,485	1,665
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	892
5.00%, 2021	375	443
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	880
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,242
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A ( AGC Insured), 0.00%, 2028[2]	1,000	673
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,193
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	517
3.75%, 2018	770	801
4.00%, 2022	440	497
5.00%, 2020	595	682
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	1,020
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	596
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	907
5.00%, 2025	750	935
5.00%, 2026	600	739
5.00%, 2028	800	972
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	472
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,333
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	619
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	472
5.00%, 2021	1,040	1,241
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,130
5.00%, 2021	1,000	1,197
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	434
5.00%, 2026	400	491
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	607
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,508
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	502
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	731

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2028	$250	$303
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	703
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	846
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,099
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	279
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	926
5.00%, 2020	700	809
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	599
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	763
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	475	477
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	113
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	107
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	635
5.00%, 2025	500	644
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	932
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	113
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,281
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	451
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	337
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	371
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	279
5.00%, 2018	275	301
5.25%, 2019	290	331
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	544
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	924
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,300
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	572
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	842
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,231
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	757
5.00%, 2020	500	583
5.00%, 2022	500	612
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	228
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	894
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	314
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,827
Santa Margarita Water Dist., Special Tax Ref. Bonds:

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2022	$310	$368
5.00%, 2024	530	641
5.00%, 2025	375	446
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,140
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	651
5.00%, 2025	1,110	1,353
5.00%, 2027	460	556
Seal Beach Community Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	157
3.00%, 2024	145	150
3.00%, 2025	365	376
3.00%, 2026	150	152
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	298
5.00%, 2023	500	619
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,189
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.74%, 2017[1]	1,625	1,616
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	219
5.00%, 2020	1,550	1,808
5.00%, 2023	800	932
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	559
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	383
5.00%, 2021	750	901
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,133
5.00%, 2020	245	286
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	112
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.03%, 2035[1]	1,475	1,477
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	115
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	1,500	1,550
5.00%, 2017	1,000	1,037
5.00%, 2019	2,000	2,229
5.00%, 2019	600	673
5.00%, 2020	2,700	3,109
5.00%, 2020	1,000	1,175
5.00%, 2024	800	1,009
5.25%, 2020	650	746
State of California, G.O. General Fund Ref. Notes, 2.00%, 2016	1,000	1,004
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	1,125	1,144
3.00%, 2016	1,000	1,007
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.86%, 2033[1]	2,900	2,889
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	109

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	$5	$5
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2016	2,460	2,507
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	1,000	1,086
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,209
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	891
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	244
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	485
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,092
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	681
5.00%, 2030	545	665
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,662
5.25%, 2024	100	111
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	536
5.00%, 2020	610	698
5.00%, 2022	700	818
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2025	500	619
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	375	452
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	467
5.00%, 2025	335	428
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, 2023	130	132
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	582
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	472
5.00%, 2022	340	414
		295,496

District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	100	106
		106

Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	408
5.00%, 2022	710	842
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,316
		2,566

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	$100	$112
		112

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	112
		112

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	340	367
		367

Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.41%, 2022[1]	1,000	1,000
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	102
		1,102

Puerto Rico - 1.8%
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, 2022	435	454
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,431
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	355	315
5.00%, 2016	350	351
5.00%, 2017	500	506
5.00%, 2019	500	513
5.00%, 2021	1,000	1,035
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,017
		5,622

Texas - 0.3%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.16%, 2034[1]	1,100	1,099
		1,099

U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 2024	500	573
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,555
		2,128

Total bonds & notes (cost: $296,337,000)		308,710

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of investments
April 30, 2016 (unaudited)

Short-term securities - 2.5%	Principal amount (000)	Value (000)
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.24%, July 01, 2041[1]	$700	$700
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.28%, November 01, 2026	1,900	1,900
0.27%, November 01, 2026	700	700
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.23%, September 02, 2029[1]	1,103	1,103
City of Irvine California, Special Assessment Ref. Bonds, 0.23%, September 02, 2050[1,3]	1,000	1,000
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.28%, August 01, 2044[1]	1,700	1,700
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.23%, July 01, 2034[1]	300	300
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.23%, July 01, 2035[1]	450	450

Total short-term securities (cost: $7,853,000)		7,853
Total investment securities (cost: $304,190,000)		316,563
Other assets less liabilities		2,235

Net assets		$318,798

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $1,000,000, representing 0.31% of net assets.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - 93.3%	Principal amount (000)	Value (000)
California - 90.0%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	$200	$202
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	250	271
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	577
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	532
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.31%, 2045	500	494
1.31%, 2047	250	247
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	750	755
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.11%, 2047[1]	800	800
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	600	606
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	266
5.00%, 2017	400	417
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.01%, 2034[1]	250	248
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.11%, 2034[1]	250	248
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	791
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, 2020	700	823
5.00%, 2022	500	614
California Educ. Fac. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2017	200	206
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2016	75	76
4.00%, 2017	100	103
5.00%, 2016	250	255
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	405
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	428
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	537
5.00%, 2018	500	549
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	248
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	203
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	449
5.00%, 2019	500	556
5.00%, 2019	200	226
5.00%, 2020	150	174
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	211
4.00%, 2019	500	542
4.00%, 2020	625	696
5.00%, 2018	500	553
5.00%, 2019	525	600
5.00%, 2019	300	343
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[1]	1,075	1,142
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	581
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @100), 0.69%, 2047[1]	500	497

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.69%, 2038[1]	$600	$599
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	208
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	543
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	178
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	435
5.00%, 2018	400	432
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	221
4.00%, 2019	500	553
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	275	292
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	274
5.00%, 2020	700	812
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	454
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	245
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2017	475	506
5.00%, 2018	400	443
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[1]	600	626
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,108
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	177
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,414
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	319
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	765
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	562
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	528
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	1,745	1,909
5.00%, 2019	380	431
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	553
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	535
4.00%, 2019	300	328
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	241
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,509
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	282
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 2016	100	100
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	547
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	725

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2018	$600	$646
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	480
5.00%, 2020	545	625
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	751
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	530
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	550
5.00%, 2019	950	1,079
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	437
5.00%, 2020	500	577
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	663
5.00%, 2020	500	585
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	543
5.00%, 2019	500	561
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	1,013
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	359
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,095
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	307
5.00%, 2018	425	470
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	305	364
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	537
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	773
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,134
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,217
5.00%, 2019	700	799
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	155	155
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	819
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	477
Los Angeles Dept. of Water & Power, Energy Res. Auth. Imps. Rev. Bonds, Series A-2, 4.00%, 2016	1,000	1,006
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,246
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	547
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	250	284
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	658
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.79%, 2027[1]	500	500
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	783
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	547
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	370
4.00%, 2018	300	321
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	410
5.00%, 2019	200	226

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2021	$200	$237
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	411
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	421
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	312
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	538
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	965
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	339
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	555
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	238
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	264
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	268
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	531
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	418
5.00%, 2018	500	550
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2016	250	252
5.00%, 2017	650	682
5.00%, 2018	100	109
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	326
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	545
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	500	523
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	175	176
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	750	878
5.00%, 2021	365	439
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2016	200	200
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	544
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2020	500	582
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	260
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	546
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	302
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	322
4.00%, 2019	475	524
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	872
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	401
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	810
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.74%, 2017[1]	1,075	1,069
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	750	789
5.00%, 2018	200	219
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2016	150	151
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	383
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2016	$335	$338
5.00%, 2019	600	680
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	328
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.03%, 2035[1]	1,050	1,051
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.136%, 2029[1]	500	502
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,076
5.00%, 2019	650	724
5.00%, 2021	500	599
State of California, G.O. General Fund Ref. Notes:
2.00%, 2016	1,000	1,004
5.00%, 2019	900	1,032
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	425	432
3.00%, 2016	1,000	1,007
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.86%, 2033[1]	1,500	1,494
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.16%, 2017[1]	400	401
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	614
5.50%, 2019	1,000	1,135
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	500	543
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	581
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 4.00%, 2017	350	360
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	590
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	765
5.00%, 2021	500	595
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	614
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	549
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	264
5.00%, 2017	300	309
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	318
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	282
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2016	200	200
Univ. of California, College & Univ. Rev. Ref. Bonds, Series I, 3.00%, 2016	1,000	1,001
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	320
5.00%, 2021	265	316
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	316
		100,161
Guam - 0.6%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	361

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

Bonds & notes - continued	Principal amount (000)	Value (000)
Guam - continued
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	$300	$308
		669

Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	533
		533

Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	115	121
		121

Massachusetts - 0.2%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.84%, 2018[1]	175	175
		175

Puerto Rico - 1.1%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	816
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	201
5.00%, 2017	250	253
		1,270

U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	889
		889

Total bonds & notes (cost: $102,423,000)		103,818

Short-term securities - 3.8%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.24%, July 01, 2041[1]	700	700
City of Irvine California, Special Assessment Ref. Bonds, 0.23%, September 02, 2050[1,3]	1,000	1,000
Los Angeles Dept. of Water & Power., Misc. Rev. Ref. Bonds, Series A-2, 0.20%, July 01, 2035[1]	2,500	2,500

Total short-term securities (cost: $4,200,000)		4,200
Total investment securities (cost: $106,623,000)		108,018
Other assets less liabilities		3,227

Net assets		$111,245

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of investments

April 30, 2016 (unaudited)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $1,000,000, representing 0.90% of net assets.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - 92.6%	Principal Amount (000)	Value (000)
U.S. government & government agency bonds & notes - 51.2%
Fannie Mae:
0.375%, 2016	$1,000	$1,000
1.25%, 2016	1,000	1,003
1.75%, 2019	1,545	1,579
2.125%, 2026	1,780	1,778
Federal Home Loan Banks:
0.625%, 2017	1,225	1,223
1.875%, 2020	2,910	2,986
Freddie Mac:
2.50%, 2016	1,000	1,001
1.00%, 2017	350	351
U.S. Treasury Bonds:
7.625%, 2025	750	1,112
3.625%, 2044	1,000	1,203
3.00%, 2045	500	535
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2021	8,005	8,183
0.25%, 2025	4,350	4,400
2.00%, 2026	597	701
0.75%, 2045	201	196
U.S. Treasury Inflation Indexed Notes:
2.375%, 2017	388	399
0.125%, 2020	1,640	1,674
0.375%, 2023	509	526
0.375%, 2025	8,384	8,602
U.S. Treasury Notes:
1.50%, 2016	3,650	3,661
0.625%, 2016	1,000	1,001
1.00%, 2016	1,000	1,002
4.625%, 2017	4,000	4,127
1.00%, 2017	1,000	1,004
0.875%, 2017	1,000	1,003
4.50%, 2017	18,305	19,036
8.75%, 2017	490	532
0.875%, 2017	1,000	1,003
0.875%, 2017	2,000	2,005
0.75%, 2018	500	500
3.875%, 2018	1,000	1,064
1.375%, 2018	250	253
0.875%, 2018	3,300	3,302
1.25%, 2018	500	505
1.25%, 2018	6,515	6,579
3.75%, 2018	3,800	4,079
1.50%, 2018	1,000	1,016
0.75%, 2019	1,390	1,384
1.25%, 2019	500	505
1.50%, 2019	2,750	2,796
1.625%, 2019	1,000	1,021
1.625%, 2019	750	765
1.00%, 2019	500	500
1.75%, 2019	2,000	2,049
1.50%, 2019	1,000	1,016
1.625%, 2019	500	510

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.375%, 2020	$4,615	$4,657
1.375%, 2020	1,000	1,008
1.625%, 2020	3,215	3,272
1.375%, 2020	4,850	4,884
1.625%, 2020	2,500	2,543
2.00%, 2020	1,000	1,033
1.125%, 2021	4,320	4,292
1.25%, 2021	2,360	2,356
3.125%, 2021	2,000	2,177
1.875%, 2021	500	513
2.125%, 2021	1,000	1,038
1.50%, 2022	1,750	1,756
1.75%, 2022	2,000	2,031
1.875%, 2022	2,000	2,045
2.125%, 2022	3,000	3,109
2.125%, 2022	4,700	4,863
1.75%, 2023	4,820	4,869
2.00%, 2023	2,000	2,054
1.50%, 2023	4,750	4,718
1.625%, 2023	2,000	2,002
1.75%, 2023	1,000	1,010
2.50%, 2023	1,050	1,114
2.75%, 2023	2,250	2,428
2.75%, 2024	5,000	5,396
2.00%, 2025	2,000	2,038
2.00%, 2025	2,000	2,034
1.625%, 2026	3,000	2,946

Total U.S. government & government agency bonds & notes		172,856

Mortgage-backed obligations - 10.1%
Federal agency mortgage-backed obligations - 5.5%
Fannie Mae:
4.50%, 2019	41	42
4.50%, 2020	230	236
3.50%, 2025	3,070	3,251
5.50%, 2037	12	13
5.50%, 2038	598	672
5.00%, 2041	1,007	1,120
5.00%, 2041	243	270
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021	524	578
2.791%, 2022	1,320	1,391
2.373%, 2022	250	257
Freddie Mac:
3.50%, 2034	2,632	2,777
3.00%, 2035	342	355
3.00%, 2035	2,549	2,649
Freddie Mac REMICS, 6.00%, 2037	35	40
Ginnie Mae:
4.50%, 2040	96	105
4.00%, 2046, TBA	2,570	2,741
5.616%, 2059	276	284

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
1.33%, 2062 [1]	$642	$646
5.075%, 2064	249	263
6.64%, 2064	945	1,006
		18,696

Commercial mortgage-backed securities - 4.6%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	610
Commercial Mortgage Trust, 5.292%, 2046	314	320
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	890	924
Credit Suisse Commercial Mortgage Trust:
5.467%, 2039	658	660
5.695%, 2040 [1]	531	548
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 2044	378	378
3.742%, 2046	33	33
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.439%, 2024	155	155
1.539%, 2025	221	221
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	294	300
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	482
3.367%, 2030	725	729
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	650	654
5.889%, 2049 [1]	631	648
5.85%, 2051 [1]	314	326
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	619	632
5.493%, 2040 [1]	680	691
6.051%, 2044 [1]	312	325
6.362%, 2045 [1]	500	516
Merrill Lynch Mortgage Trust, 6.0258%, 2050[1]	730	750
ML-CFC Commercial Mortgage Trust, 6.0713%, 2049[1]	547	567
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	712
Morgan Stanley Capital I Trust, 5.319%, 2043	412	418
Station Place Securitization Trust, 1.00%, 2017	1,000	1,000
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,685
5.591%, 2047 [1]	510	523
5.889%, 2049 [1]	725	747
		15,554

Total mortgage-backed obligations		34,250

Corporate bonds & notes - 22.5%
Banks - 3.7%
Bank of America Corp.:
2.625%, 2020	735	742
3.875%, 2025	1,430	1,492

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
BB&T Corp.:
2.05%, 2018	$500	$506
2.625%, 2020	385	394
BNP Paribas SA, 1.122%, 2017[1]	520	520
Citigroup, Inc.:
2.70%, 2021	575	583
4.45%, 2027	390	399
HSBC Holdings PLC, 3.40%, 2021	660	685
JPMorgan Chase & Co.:
2.55%, 2021	1,225	1,243
3.20%, 2023	125	129
Morgan Stanley:
2.125%, 2018	300	303
2.50%, 2021	500	502
3.875%, 2026	570	593
PNC Bank NA, 2.15%, 2021	1,000	1,006
The Bank of New York Mellon Corp., 2.10%, 2019	500	509
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	516
2.625%, 2021	415	418
3.75%, 2026	845	870
4.75%, 2045	175	186
Wells Fargo & Co., 2.50%, 2021	820	832
		12,428

Pharmaceuticals - 2.0%
Abbvie, Inc.:
2.50%, 2020	1,060	1,079
3.20%, 2022	165	171
3.60%, 2025	150	158
Actavis Funding SCS:
3.00%, 2020	485	496
3.45%, 2022	840	863
3.80%, 2025	850	873
AstraZeneca PLC, 3.375%, 2025	445	464
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	1,165	1,179
Johnson & Johnson, 2.45%, 2026	320	322
Merck & Co., Inc., 1.10%, 2018	250	251
Novartis Securities Investment Ltd., 5.125%, 2019	300	331
Pfizer, Inc., 0.9339%, 2018[1]	500	500
		6,687

Electric - 1.8%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	324
CMS Energy Corp., 3.875%, 2024	400	429
Exelon Corp., 3.40%, 2026	65	66
Pacific Gas & Electric Co., 2.45%, 2022	300	301
PacifiCorp, 5.65%, 2018	755	828
Progress Energy, Inc., 7.05%, 2019	930	1,058
PSEG Power LLC, 2.75%, 2016	250	252

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Electric - continued
Public Service Electric & Gas Co., 1.90%, 2021	$270	$274
Southern California Edison Co., 1.125%, 2017	430	431
Tampa Electric Co., 2.60%, 2022	350	357
Virginia Electric and Power Co.:
1.20%, 2018	620	620
3.10%, 2025	1,020	1,065
Xcel Energy, Inc., 3.30%, 2025	190	197
		6,202

Oil & gas - 1.8%
Anadarko Petroleum Corp.:
6.375%, 2017	32	34
4.85%, 2021	65	68
5.55%, 2026	145	155
Chevron Corp., 0.889%, 2016	500	500
ConocoPhillips Co.:
4.20%, 2021	155	166
4.95%, 2026	235	260
Devon Energy Corp., 2.25%, 2018	225	216
Ensco PLC, 5.20%, 2025	50	37
Exxon Mobil Corp., 0.7839%, 2019[1]	1,115	1,108
Husky Energy, Inc., 7.25%, 2019	250	279
Noble Holding International Ltd., 6.95%, 2025	430	354
Petroleos Mexicanos Co., Series 144A, 6.375%, 2021[2]	300	325
Phillips 66, 4.30%, 2022	290	314
Shell International Finance BV, 2.125%, 2020	860	872
Statoil ASA:
2.45%, 2023	540	536
3.25%, 2024	280	289
Total Capital International SA, 2.875%, 2022	230	237
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	195
		5,945

Pipelines - 1.6%
Boardwalk Pipelines LP, 4.95%, 2024	460	429
Enbridge Energy Partners LP, 5.875%, 2025	230	243
Enbridge, Inc.:
5.60%, 2017	790	816
4.00%, 2023	505	493
EnLink Midstream Partners LP, 4.40%, 2024	220	191
Enterprise Products Operating LLC, 3.70%, 2026	80	81
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	417
Kinder Morgan, Inc., 4.30%, 2025	1,350	1,340
Spectra Energy Partners LP, 2.95%, 2018	500	507
TC PipeLines LP, 4.375%, 2025	415	380
Williams Partners LP, 4.50%, 2023	535	483
		5,380

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Auto Manufacturers - 1.3%
Daimler Finance North America LLC, Series 144A:[2]
1.497%, 2018 [1]	$350	$349
3.30%, 2025	250	258
Ford Motor Credit Co. LLC:
3.157%, 2020	550	564
3.219%, 2022	205	211
4.389%, 2026	575	622
General Motors Co., 4.00%, 2025	145	147
General Motors Financial Co., Inc.:
3.10%, 2019	975	1,000
3.70%, 2020	320	332
4.30%, 2025	535	550
5.25%, 2026	80	88
Toyota Motor Credit Corp., 1.45%, 2018	350	352
		4,473

REITS - 1.0%
Corporate Office Properties LP, 5.25%, 2024	225	236
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	518
DDR Corp., 4.25%, 2026	430	441
ERP Operating LP, 4.625%, 2021	210	236
Essex Portfolio LP, 3.50%, 2025	490	500
Kimco Realty Corp., 3.40%, 2022	90	92
Prologis LP:
2.75%, 2019	360	369
3.75%, 2025	235	250
Simon Property Group LP, 2.50%, 2021	460	473
UDR, Inc., 3.70%, 2020	400	420
		3,535

Insurance - 1.0%
American International Group, Inc., 2.30%, 2019	495	501
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	764
Chubb INA Holdings, Inc.:
2.30%, 2020	275	282
2.875%, 2022	145	150
3.35%, 2026	45	48
4.35%, 2045	50	55
Prudential Financial, Inc., 1.3982%, 2018[1]	570	569
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,133
		3,502

Agriculture - 1.0%
Altria Group, Inc.:
2.85%, 2022	250	260
2.95%, 2023	200	209
4.00%, 2024	580	642
Philip Morris International, Inc.:
1.875%, 2021	165	166

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Agriculture - continued
2.125%, 2023	$415	$411
2.75%, 2026	225	228
Reynolds American, Inc.:
3.25%, 2020	475	499
4.00%, 2022	70	76
4.45%, 2025	430	478
5.70%, 2035	30	36
5.85%, 2045	220	272
		3,277

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
2.65%, 2021	340	349
3.30%, 2023	175	184
3.65%, 2026	830	877
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	809
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	752
		2,971

Diversified financial services - 0.7%
American Express Co., 1.2082%, 2018[1]	500	498
Intercontinental Exchange, Inc., 4.00%, 2023	970	1,029
Visa, Inc., 2.20%, 2020	815	836
		2,363

Media - 0.7%
21st Century Fox America, Inc., 3.70%, 2025	205	220
CBS Corp., 1.95%, 2017	200	201
Comcast Corp., 3.15%, 2026	405	423
NBCUniversal Media LLC, 5.15%, 2020	350	398
The Walt Disney Co., 5.50%, 2019	300	336
Viacom, Inc.:
2.50%, 2018	350	354
3.875%, 2024	380	381
		2,313

Health care-services-0.7%
Aetna, Inc., 1.50%, 2017	350	352
Anthem, Inc.:
2.30%, 2018	285	289
4.35%, 2020	300	326
Laboratory Corp. of America Holdings, 4.70%, 2045	135	138
UnitedHealth Group, Inc.:
1.40%, 2017	250	251
3.35%, 2022	380	403
3.75%, 2025	460	499
		2,258

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	$300	$306
4.125%, 2024	400	416
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	100
3.50%, 2025	250	251
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	481
3.25%, 2020	355	365
		1,919

Biotechnology - 0.5%
Celgene Corp.:
2.125%, 2018	200	203
2.875%, 2020	120	124
3.875%, 2025	455	482
Gilead Sciences, Inc.:
3.05%, 2016	80	81
3.25%, 2022	325	345
3.50%, 2025	320	340
		1,575

Housewares - 0.5%
Newell Rubbermaid, Inc.:
3.15%, 2021	355	368
3.85%, 2023	340	355
4.20%, 2026	755	797
		1,520

Telecommunications - 0.4%
AT&T, Inc.:
2.40%, 2016	200	201
2.80%, 2021	405	415
4.125%, 2026	325	349
Verizon Communications, Inc., 4.272%, 2036	500	504
		1,469

Aerospace/Defense - 0.3%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	300	306
Lockheed Martin Corp.:
3.10%, 2023	90	94
3.55%, 2026	265	285
The Boeing Co., 0.95%, 2018	350	350
		1,035

Retail - 0.3%
McDonald’s Corp., 3.70%, 2026	135	144
Starbucks Corp.:

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Retail - continued
2.00%, 2018	$190	$195
2.10%, 2021	235	240
The Home Depot, Inc., 4.40%, 2021	350	393
		972

Oil&Gas Services - 0.2%
Halliburton Co.:
2.70%, 2020	185	188
3.375%, 2022	170	173
3.80%, 2025	165	169
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	129
4.00%, 2025	165	176
		835

Computers - 0.2%
Apple, Inc., 2.00%, 2020	800	818
		818

Healthcare-products - 0.2%
Becton Dickinson & Co., 3.734%, 2024	130	138
Zimmer Biomet Holdings, Inc.:
3.15%, 2022	470	483
3.55%, 2025	145	149
		770

Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	251
2.375%, 2019	500	517
		768

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	382
Waste Management, Inc., 4.60%, 2021	300	332
		714

Chemicals - 0.2%
Ecolab, Inc., 3.00%, 2016	180	182
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	355
		537

Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, 2016	200	200

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Miscellaneous manufacturing - continued
General Electric Co., 2.70%, 2022	$300	$310
		510

Food - 0.1%
The Kroger Co., 2.00%, 2019	410	416
		416

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	351
		351

Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	252
		252

Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	128
		128

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	54
		54

Total corporate bonds & notes		75,977

Municipals - 2.0%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,002
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	515
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,000	2,078
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	510
3.139%, 2020	805	846
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	593
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	672
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	345

Total municipals		6,722

Government & government agency bonds & notes outside the U.S. - 0.6%
Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	472
Province of Manitoba Canada, 3.05%, 2024	200	213
Province of Ontario Canada, 3.20%, 2024	500	534

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Government & government agency bonds & notes outside the U.S. - continued
Sovereign - continued
Ukraine Government AID Bonds, 1.844%, 2019	$875	$890
		2,109

Total government & government agency bonds & notes outside the U.S.		2,109

Asset-backed obligations - 6.2%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	355	355
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	996
2.97%, 2020	1,340	1,366
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	775	775
2.51%, 2021	270	267
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	584
CarMax Auto Owner Trust, 1.16%, 2019	500	500
Chase Issuance Trust, 0.8628%, 2020[1]	480	481
Chesapeake Funding LLC, Series 144A, 0.8585%, 2026[1,2]	132	131
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	640	640
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	552	552
4.31%, 2022	865	818
Citibank Credit Card Issuance Trust, 1.5889%, 2020[1]	540	549
CPS Auto Receivables Trust, Series 144A:[2]
2.07%, 2019	200	200
3.34%, 2020	800	804
Discover Card Execution Note Trust, 0.7828%, 2020[1]	1,165	1,167
Drive Auto Receivables Trust, Series 144A:[2]
0.93%, 2017	39	40
2.76%, 2021	800	800
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	473	471
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	573
2.12%, 2026	315	318
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.837%, 2028	303	303
1.187%, 2028	300	299
Hertz Vehicle Financing LLC, Series 144A:[2]
1.12%, 2017	1,067	1,067
3.29%, 2018	810	819
1.83%, 2019	1,300	1,292
2.73%, 2021	1,048	1,055
Octagon Investment Partners XV Ltd., Series 144A, 1.9231%, 2025[1,2]	800	795
Santander Drive Auto Receivables Trust:
1.27%, 2019	775	776
3.09%, 2022	400	403
Trade MAPS 1 Ltd., Series 144A:[1,2]
1.137%, 2018	430	428

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of investments
April 30, 2016 (unaudited)

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
1.687%, 2018	$250	$248

Total asset-backed obligations		20,810

Total bonds, notes & other debt investments (cost: $307,926,000)		312,724

Short-term securities - 5.9%
3M Co., 0.33%, May 23, 2016[3]	3,000	2,999
Exxon Mobil Corp., 0.33%, May 5, 2016[3]	9,000	9,000
Federal Home Loan Bank, 0.38%, May 18, 2016[3]	7,900	7,899

Total short-term securities (cost: $19,898,000)		19,898
Total investment securities (cost: $327,824,000)		332,622
Other assets less liabilities		5,201

Net assets		$337,823

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2016.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $24,142,000, representing 7.15% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fndg.	=	Funding
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ind.	=	Industrial
Ltd.	=	Limited
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced
Univ.	=	University

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Common Stocks - 95.2%	Shares	Value (000)
Information Technology - 17.7%
Keyence Corp.	15,000	$8,933
Broadcom Ltd.	41,573	6,059
ASML Holding NV	58,911	5,696
Visa, Inc., A Shares	65,700	5,075
Hamamatsu Photonics K.K.	177,500	4,899
Murata Manufacturing Co. Ltd.	37,300	4,823
Microsoft Corp.	89,000	4,438
Xilinx, Inc.	101,205	4,360
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	174,180	4,109
Texas Instruments, Inc.	64,315	3,669
Paychex, Inc.	67,670	3,527
Apple, Inc.	33,794	3,168
Amadeus IT Holding SA, A Shares	69,421	3,166
Alphabet, Inc., Class C1	4,422	3,065
VeriSign, Inc.[1]	30,575	2,642
Automatic Data Processing, Inc.	28,142	2,489
Jack Henry & Associates, Inc.	30,466	2,469
International Business Machines Corp.	14,700	2,145
HP, Inc.	142,620	1,750
Alphabet, Inc., Class A1	2,460	1,741
Gemalto NV	26,349	1,715
Trend Micro, Inc.	35,600	1,338
Accenture PLC, Class A	11,800	1,332
VTech Holdings Ltd.	129,300	1,331
Jabil Circuit, Inc.	69,900	1,213
Oracle Corp.	18,400	982
Activision Blizzard, Inc.	22,600	779
Analog Devices, Inc.	6,880	388
		87,301

Financials - 17.2%
AIA Group Ltd.	1,254,600	7,490
Sampo Oyj, A Shares	158,701	6,934
CME Group, Inc.	67,200	6,176
The Goldman Sachs Group, Inc.	31,100	5,104
Marsh & McLennan Cos., Inc.	79,800	5,039
American Tower Corp.	43,800	4,594
Moody’s Corp.	40,900	3,915
Deutsche Wohnen AG	121,062	3,706
Wells Fargo & Co.	70,280	3,513
Iron Mountain, Inc.	92,170	3,367
JPMorgan Chase & Co.	50,800	3,210
HDFC Bank Ltd. (ADR)	44,000	2,766
BNP Paribas SA	48,455	2,568
The PNC Financial Services Group, Inc.	25,800	2,265
PacWest Bancorp	55,690	2,226
Chubb Ltd.	18,870	2,224
Aon PLC	18,500	1,945
Mercury General Corp.	36,750	1,944
DBS Group Holdings Ltd.	166,775	1,887
Svenska Handelsbanken AB, A Shares	141,869	1,887
Crown Castle International Corp.	21,550	1,872

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Financials - continued
Aberdeen Asset Management PLC	422,100	$1,853
Invesco Ltd.	58,100	1,802
Lloyds Banking Group PLC	1,767,000	1,738
UBS Group AG	68,607	1,185
Credit Suisse Group AG	69,673	1,056
DNB ASA	72,619	930
Prudential PLC	38,400	760
ABN AMRO Group NV1,2	34,060	727
		84,683

Industrials - 12.5%
Safran SA	86,064	5,933
Eaton Corp. PLC	74,500	4,714
FANUC Corp.	29,300	4,298
SMC Corp.	17,500	4,237
Hexcel Corp.	92,655	4,194
Assa Abloy AB, Class B	182,842	3,832
Danaher Corp.	35,200	3,406
The Boeing Co.	23,300	3,141
China Everbright International Ltd.	2,520,680	2,832
Nielsen Holdings PLC	52,980	2,762
Siemens AG	25,626	2,675
Zodiac Aerospace	107,792	2,523
BAE Systems PLC	324,130	2,265
Norfolk Southern Corp.	25,110	2,263
Jardine Matheson Holdings Ltd.	34,000	1,879
IDEX Corp.	22,000	1,802
General Electric Co.	50,000	1,538
Canadian National Railway Co.	19,020	1,171
Sydney Airport	214,770	1,111
Airbus Group SE	15,279	956
DKSH Holding AG Ltd.	14,647	956
AA PLC	232,284	946
TransDigm Group, Inc.[1]	4,000	911
Waste Management, Inc.	13,990	822
Meggitt PLC	59,034	355
		61,522

Health Care - 12.3%
Novo Nordisk A/S, Class B	161,165	9,006
Astrazeneca PLC	111,930	6,437
Novartis AG	70,056	5,349
Cerner Corp.[1]	92,595	5,198
Roche Holding AG	18,208	4,606
Gilead Sciences, Inc.	47,042	4,150
Essilor International SA	29,940	3,878
Incyte Corp.[1]	47,600	3,440
Eli Lilly & Co.	41,710	3,150
Pfizer, Inc.	83,500	2,731
Illumina, Inc.[1]	16,660	2,249
Medtronic PLC	26,760	2,118
AmerisourceBergen Corp.	23,700	2,017

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Health Care - continued
Sysmex Corp.	32,400	$2,010
Express Scripts Holding Co.[1]	26,400	1,947
Aetna, Inc.	9,000	1,010
DaVita HealthCare Partners, Inc.[1]	13,500	998
		60,294

Consumer Staples - 11.7%
Nestle SA	96,916	7,216
Unilever PLC	154,200	6,915
Imperial Brands PLC	102,994	5,590
Pernod Ricard SA	49,955	5,396
L’Oreal SA	26,632	4,835
The Procter & Gamble Co.	53,995	4,326
Philip Morris International, Inc.	42,330	4,153
The Coca-Cola Co.	87,540	3,922
Carlsberg A/S, Class B	35,246	3,437
British American Tobacco PLC	43,300	2,642
Danone SA	29,732	2,083
Tate & Lyle PLC	240,500	2,064
Mondelez International, Inc., Class A	28,800	1,237
Japan Tobacco, Inc.	30,100	1,233
Diageo PLC	44,585	1,205
CVS Health Corp.	7,165	720
Nestle SA (ADR)	7,600	567
		57,541

Consumer Discretionary - 10.5%
Newell Brands, Inc.	121,563	5,536
Starbucks Corp.	69,100	3,885
Royal Caribbean Cruises Ltd.	49,000	3,793
Yum! Brands, Inc.	47,465	3,776
Cie Financiere Richemont SA	54,159	3,606
Comcast Corp., Class A	57,870	3,516
Las Vegas Sands Corp.	71,770	3,240
Liberty Global PLC, Class A1	72,530	2,737
Viacom, Inc., Class B	63,800	2,609
Greene King PLC	208,700	2,499
Sirius XM Holdings, Inc.[1]	507,000	2,003
Charter Communications, Inc., Class A1	9,210	1,955
Marks & Spencer Group PLC	282,900	1,754
Samsonite International SA	448,800	1,442
Bayerische Motoren Werke AG	14,447	1,331
BCA Marketplace PLC	506,738	1,236
Burberry Group PLC	62,000	1,076
ElringKlinger AG	40,921	1,003
SES SA	35,526	970
Scripps Networks Interactive, Inc., Class A	14,970	933
Denso Corp.	22,400	839
Wynn Macau Ltd.	417,200	594
Panera Bread Co., Class A1	2,760	592
The Home Depot, Inc.	3,685	493

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Consumer Discretionary - continued
Liberty Global PLC, Series C1	5,100	$187
		51,605

Energy - 6.0%
Chevron Corp.	57,910	5,917
Exxon Mobil Corp.	56,525	4,997
Enbridge, Inc.	110,210	4,578
Occidental Petroleum Corp.	43,145	3,307
Total SA	56,299	2,847
Royal Dutch Shell PLC, Class B (ADR)	52,585	2,805
Schlumberger Ltd.	34,386	2,763
EOG Resources, Inc.	30,145	2,491
		29,705

Telecommunication Services - 3.0%
NTT DOCOMO, Inc.	52,900	1,248
Singapore Telecommunications Ltd.	1,296,400	3,711
SoftBank Group Corp.	73,700	3,877
Verizon Communications, Inc.	64,100	3,265
Vodafone Group PLC	827,135	2,675
		14,776

Materials - 2.5%
Monsanto Co.	28,050	2,628
The Dow Chemical Co.	35,175	1,851
Praxair, Inc.	14,575	1,712
Nucor Corp.	30,500	1,518
LyondellBasell Industries NV, Class A	18,170	1,502
Air Liquide SA	10,863	1,233
Givaudan SA	555	1,094
Rio Tinto PLC	24,242	814
		12,352

Utilities - 1.8%
National Grid PLC	275,500	3,932
SSE PLC	117,300	2,593
Sempra Energy	22,680	2,344
		8,869

Total common stocks (cost: $399,594,000)		468,648

Short-term securities - 4.4%	Principal amount (000)
Federal Home Loan Bank, 0.58%, July 25, 2016[3]	$4,600	4,597
General Electric Co., 0.31%, May 02, 2016[3]	12,200	12,200

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Short-term securities - continued	Principal amount (000)	Value (000)
Siemens Capital Co. LLC, 0.48%, June 20, 2016[3]	$4,800	$4,797

Total short-term securities (cost: $21,591,000)		21,594
Total investment securities (cost: $421,185,000)		490,242
Other assets less liabilities		1,742

Net assets		$491,984

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $727,000, representing 0.15% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Capital Group International Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Common Stocks - 94.9%	Shares	Value (000)
Industrials - 15.2%
SMC Corp.	105,000	$25,423
Assa Abloy AB, Class B	1,198,516	25,115
Safran SA	357,317	24,633
FANUC Corp.	155,200	22,769
Jardine Matheson Holdings Ltd.	295,000	16,300
Zodiac Aerospace	563,945	13,198
China Everbright International Ltd.	11,636,390	13,074
Sydney Airport	2,360,400	12,215
Airbus Group SE	189,324	11,847
AA PLC	2,290,115	9,329
DKSH Holding AG Ltd.	124,581	8,132
Nidec Corp.	107,000	7,738
Kubota Corp.	341,900	4,995
Canadian National Railway Co.	75,200	4,629
Kawasaki Heavy Industries Ltd.	1,584,000	4,366
Siemens AG	39,338	4,106
		207,869

Information Technology - 14.5%
Keyence Corp.	70,200	41,808
Hamamatsu Photonics K.K.	1,202,400	33,189
Murata Manufacturing Co. Ltd.	212,300	27,453
ASML Holding NV	243,531	23,546
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	740,400	17,466
Amadeus IT Holding SA, A Shares	332,961	15,183
Gemalto NV	162,866	10,598
Trend Micro, Inc.	278,100	10,455
SAP SE	94,985	7,430
Oracle Corp.	116,200	6,202
Yahoo Japan Corp.	1,003,400	4,484
		197,814

Health Care - 14.5%
Novo Nordisk A/S, Class B	828,024	46,271
Roche Holding AG	129,184	32,676
Astrazeneca PLC	460,620	26,492
Genmab A/S1	178,209	26,423
Sysmex Corp.	340,300	21,110
Novartis AG	246,380	18,813
Essilor International SA	117,670	15,241
Medtronic PLC	128,400	10,163
		197,189

Financials - 14.2%
AIA Group Ltd.	6,341,000	37,856
Sampo Oyj, A Shares	659,737	28,827
Deutsche Wohnen AG	724,788	22,187
Prudential PLC	1,033,240	20,440
Lloyds Banking Group PLC	17,105,300	16,828

See Notes to Financial Statements

Capital Group International Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Financials - continued
BNP Paribas SA	188,654	$9,998
HDFC Bank Ltd. (ADR)	156,400	9,833
Svenska Handelsbanken AB, A Shares	529,357	7,042
Credit Suisse Group AG	403,671	6,116
ABN AMRO Group NV1,2	269,005	5,742
UBS Group AG	325,245	5,616
DBS Group Holdings Ltd.	473,655	5,360
ING Groep NV	408,805	5,013
Sumitomo Mitsui Financial Group, Inc.	166,700	5,011
DNB ASA	346,768	4,440
Henderson Group PLC	862,110	3,230
		193,539

Consumer Staples - 13.6%
Pernod Ricard SA	220,149	23,780
L’Oreal SA	126,063	22,884
Nestle SA	289,820	21,578
British American Tobacco PLC	320,900	19,584
Carlsberg A/S, Class B	188,827	18,415
Imperial Brands PLC	330,554	17,941
Diageo PLC	517,945	13,994
Unilever PLC	291,500	13,072
Reckitt Benckiser Group PLC	96,500	9,368
Associated British Foods PLC	190,250	8,534
Danone SA	119,662	8,385
PZ Cussons PLC	888,415	4,186
Japan Tobacco, Inc.	101,900	4,174
		185,895

Consumer Discretionary - 11.1%
Liberty Global PLC, Class A1	609,575	22,999
Cie Financiere Richemont SA	310,361	20,666
Ryohin Keikaku Co. Ltd.	86,000	19,148
Samsonite International SA	3,055,200	9,817
Nissan Motor Co. Ltd.	1,096,900	9,764
SES SA	334,520	9,130
BCA Marketplace PLC	3,573,468	8,715
ElringKlinger AG	332,248	8,144
Bayerische Motoren Werke AG	72,819	6,707
WPP PLC	277,040	6,476
LVMH Moet Hennessy Louis Vuitton SE	33,717	5,591
Denso Corp.	125,700	4,710
Naspers Ltd. (ADR), N Shares	302,500	4,194
Burberry Group PLC	204,500	3,548
Greene King PLC	290,350	3,476
The Swatch Group AG	51,484	3,435
Wynn Macau Ltd.	2,074,000	2,951
Liberty Global PLC, Series C1	48,000	1,757
		151,228

See Notes to Financial Statements

Capital Group International Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - 5.4%
Vodafone Group PLC	6,901,290	$22,318
SoftBank Group Corp.	383,100	20,151
NTT DOCOMO, Inc.	545,200	12,864
KDDI Corp.	371,200	10,559
Singapore Telecommunications Ltd.	2,740,400	7,845
		73,737

Energy - 3.6%
Total SA	489,499	24,753
Enbridge, Inc.	425,700	17,684
Oil Search Ltd.	1,147,819	6,046
Royal Dutch Shell PLC, Class B	18	—
		48,483

Materials - 1.8%
Givaudan SA	4,262	8,401
Asahi Kasei Corp.	931,000	6,303
Air Liquide SA	52,738	5,986
Rio Tinto PLC	107,490	3,611
		24,301

Utilities - 1.0%
National Grid PLC	996,770	14,227
		14,227

Total common stocks (cost: $1,170,439,000)		1,294,282

Preferred Securities - 0.3%
Health Care - 0.3%
Grifols SA, Class B	272,114	4,297

Total preferred securities (cost: $4,466,000)		4,297

Short-term securities - 4.3%	Principal amount (000)
Exxon Mobil Corp., 0.49%, May 09, 2016[3]	$10,000	9,999
Federal Home Loan Bank, 0.25%, May 23, 2016[3]	13,400	13,398
General Electric Co., 0.31%, May 02, 2016[3]	26,400	26,399
Wal-Mart Stores, Inc., 0.36%, June 01, 2016[3]	9,000	8,997

Total short-term securities (cost: $58,794,000)		58,793

See Notes to Financial Statements

Capital Group International Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Total investment securities (cost: $1,233,699,000)	1,357,372
Other assets less liabilities	7,049

Net assets	$1,364,421

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate market value of these securities amounted to $5,742,000, representing 0.42% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of investments

April 30, 2016 (unaudited)

Common Stocks - 97.0%	Shares	Value (000)
Information Technology - 15.9%
Jack Henry & Associates, Inc.	49,720	$4,029
Automatic Data Processing, Inc.	42,200	3,732
Microsoft Corp.	60,815	3,033
Texas Instruments, Inc.	50,900	2,903
Visa, Inc., A Shares	36,800	2,842
Broadcom Ltd.	17,631	2,570
Apple, Inc.	19,765	1,853
Analog Devices, Inc.	32,755	1,845
Alphabet, Inc., Class C1	2,627	1,821
VeriSign, Inc.[1]	18,600	1,607
Accenture PLC, Class A	12,825	1,448
HP, Inc.	102,400	1,256
International Business Machines Corp.	8,245	1,203
Xilinx, Inc.	15,945	687
Jabil Circuit, Inc.	18,540	322
Alphabet, Inc., Class A1	450	319
		31,470

Financials - 15.9%
Marsh & McLennan Cos., Inc.	69,600	4,395
Wells Fargo & Co.	61,060	3,052
Iron Mountain, Inc.	81,530	2,978
CME Group, Inc.	30,425	2,796
The Goldman Sachs Group, Inc.	16,900	2,773
Chubb Ltd.	22,865	2,695
JPMorgan Chase & Co.	41,900	2,648
Discover Financial Services	47,000	2,645
American Tower Corp.	19,400	2,035
Aon PLC	16,700	1,755
Moody’s Corp.	13,000	1,244
The PNC Financial Services Group, Inc.	11,035	969
PacWest Bancorp	20,900	836
Crown Castle International Corp.	6,500	565
		31,386

Consumer Discretionary - 14.9%
Newell Brands, Inc.	107,400	4,891
Comcast Corp., Class A	71,450	4,341
Charter Communications, Inc., Class A1	13,500	2,865
Yum! Brands, Inc.	35,000	2,785
Panera Bread Co., Class A1	12,145	2,605
The Home Depot, Inc.	16,700	2,236
Starbucks Corp.	32,300	1,816
NIKE, Inc., Class B	27,180	1,602
Scripps Networks Interactive, Inc., Class A	18,694	1,166
Carnival Corp.	21,650	1,062
Las Vegas Sands Corp.	23,040	1,040
Norwegian Cruise Line Holdings Ltd.[1]	18,895	924
The Priceline Group, Inc.[1]	620	833
Sirius XM Holdings, Inc.[1]	207,405	819

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Consumer Discretionary - continued
Viacom, Inc., Class B	11,290	$462
		29,447

Industrials - 14.0%
Waste Connections, Inc.	57,500	3,869
Norfolk Southern Corp.	40,125	3,616
Danaher Corp.	32,955	3,188
Eaton Corp. PLC	46,900	2,967
Hexcel Corp.	61,600	2,789
The Boeing Co.	14,320	1,930
Nielsen Holdings PLC	31,015	1,617
TransDigm Group, Inc.[1]	6,635	1,512
General Electric Co.	45,050	1,385
IDEX Corp.	16,800	1,376
Waste Management, Inc.	17,940	1,055
Siemens AG (ADR)	7,820	819
Caterpillar, Inc.	8,400	653
Northrop Grumman Corp.	2,730	563
Union Pacific Corp.	4,600	401
		27,740

Health Care - 12.2%
Medtronic PLC	45,700	3,617
Express Scripts Holding Co.[1]	40,500	2,986
Gilead Sciences, Inc.	29,514	2,604
Cerner Corp.[1]	40,580	2,278
Eli Lilly & Co.	28,625	2,162
Aetna, Inc.	17,575	1,973
AmerisourceBergen Corp.	22,300	1,898
AstraZeneca PLC (ADR)	60,555	1,754
Novo Nordisk A/S (ADR)	23,200	1,294
UnitedHealth Group, Inc.	9,500	1,251
Incyte Corp.[1]	12,700	918
Illumina, Inc.[1]	5,455	736
Roche Holding AG (ADR)	14,700	464
DaVita HealthCare Partners, Inc.[1]	3,340	247
		24,182

Consumer Staples - 9.5%
The Procter & Gamble Co.	52,600	4,214
Philip Morris International, Inc.	36,305	3,562
Diageo PLC (ADR)	28,490	3,086
Unilever PLC (ADR)	50,900	2,283
Nestle SA (ADR)	28,100	2,096
The Coca-Cola Co.	38,020	1,703
CVS Health Corp.	7,700	774
Mondelez International, Inc., Class A	13,000	559
Mead Johnson Nutrition Co.	4,900	427
		18,704

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Common Stocks - continued	Shares	Value (000)
Energy - 9.2%
Schlumberger Ltd.	44,100	$3,543
Columbia Pipeline Group, Inc.	119,740	3,068
Chevron Corp.	27,240	2,783
Enbridge, Inc.	49,565	2,059
Exxon Mobil Corp.	22,500	1,989
Occidental Petroleum Corp.	19,045	1,460
ConocoPhillips	25,580	1,222
EOG Resources, Inc.	13,965	1,154
Halliburton Co.	20,400	843
		18,121

Materials - 2.8%
Praxair, Inc.	17,910	2,104
Monsanto Co.	21,300	1,995
The Dow Chemical Co.	28,200	1,484
		5,583

Utilities - 1.4%
Sempra Energy	18,560	1,918
National Grid PLC (ADR)	11,500	828
		2,746

Telecommunication Services - 1.2%
Verizon Communications, Inc.	47,100	2,399
		2,399

Total common stocks (cost: $146,350,000)		191,778

Short-term securities - 3.0%	Principal amount (000)
Federal Home Loan Bank, 0.30%, May 16, 2016[2]	$1,200	1,200
General Electric Co., 0.31%, May 02, 2016[2]	4,600	4,600

Total short-term securities (cost: $5,800,000)		5,800
Total investment securities (cost: $152,150,000)		197,578
Other assets less liabilities		93

Net assets		$197,671

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of investments
April 30, 2016 (unaudited)

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Capital Group Core Municipal Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $363,418)		$374,891
Short-term investments, at value (cost: $10,600)		10,600
Cash		216
Receivables for:
Sales of investments	3,274
Sales of fund’s shares	5
Interest	4,226
Reimbursement from investment adviser	6
		7,511
Prepaid expenses		8
Total assets		393,226

Liabilities:
Payables for:
Purchases of investments	1,728
Repurchases of fund’s shares	112
Investment advisory services	228
Other accrued expenses	72
Total liabilities		2,140
Net assets at April 30, 2016:		$391,086

Net assets consist of:
Capital paid in on shares of beneficial interest		$379,396
Accumulated undistributed net investment income		7
Accumulated net realized gain		210
Net unrealized appreciation		11,473
Net assets at April 30, 2016		$391,086

Shares outstanding:		37,056

Net asset value per share:		$10.55

See Notes to Financial Statements

Capital Group Core Municipal Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$4,601

Fees and expenses:
Investment advisory services	670
Administrative and accounting services	53
Registration fees	11
Audit and tax fees	20
Transfer agent services	10
Trustees’ compensation	14
Other	10
Total fees and expenses before reimbursements	788
Less reimbursements of fees and expenses	19
Total fees and expenses after reimbursements		769
Net investment income		3,832

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		210
Net unrealized appreciation on investments		2,417
Net realized gain and unrealized appreciation on investments		2,627

Net increase in net assets resulting from operations		$6,459

See Notes to Financial Statements

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$3,832	$7,171
Net realized gain on investments	210	460
Net unrealized appreciation (depreciation) on investments	2,417	(2,748)
Net increase in net assets resulting from operations	6,459	4,883

Dividends and distributions to shareholders:
Dividends from net investment income	(3,825)	(7,173)
Distributions from capital gain	(303)	—
Total dividends and distributions	(4,128)	(7,173)

Net capital share transactions	9,599	40,374

Total increase in net assets	11,930	38,084

Net assets:
Beginning of period	379,156	341,072
End of period (including undistributed net investment income: $7 and $–, respectively.)	$391,086	$379,156

* Unaudited.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $141,400)		$142,709
Short-term investments, at value (cost: $10,435)		10,435
Cash		82
Receivables for:
Sales of investments	2,754
Sales of fund’s shares	50
Interest	1,420
Reimbursement from investment adviser	13
		4,237
Prepaid expenses		—	*
Total assets		157,463

Liabilities:
Payables for:
Purchases of investments	474
Repurchases of fund’s shares	863
Investment advisory services	96
Other accrued expenses	51
Total liabilities		1,484
Net assets at April 30, 2016:		$155,979

Net assets consist of:
Capital paid in on shares of beneficial interest		$154,602
Distributions in excess of net investment income		(–	)*
Accumulated net realized gain		68
Net unrealized appreciation		1,309
Net assets at April 30, 2016		$155,979

Shares outstanding:		15,377

Net asset value per share:		$10.14

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$1,193

Fees and expenses:
Investment advisory services	275
Administrative and accounting services	22
Registration fees	10
Audit and tax fees	20
Transfer agent services	10
Trustees’ compensation	14
Other	10
Total fees and expenses before reimbursements	361
Less reimbursements of fees and expenses	41
Total fees and expenses after reimbursements		320
Net investment income		873

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		68
Net unrealized appreciation on investments		277
Net realized gain and unrealized appreciation on investments		345

Net increase in net assets resulting from operations		$1,218

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15

Operations:
Net investment income	$873	$1,731
Net realized gain on investments	68	45
Net unrealized appreciation (depreciation) on investments	277	(903)
Net increase in net assets resulting from operations	1,218	873

Dividends and distributions to shareholders:
Dividends from net investment income	(873)	(1,733)
Distributions from capital gain	(21)	(67)
Total dividends and distributions	(894)	(1,800)

Net capital share transactions	13,344	(12,105)

Total increase (decrease) in net assets	13,668	(13,032)

Net assets:
Beginning of period	142,311	155,343
End of period (including distributions in excess of and undistributed net investment income: $(–)† and $–, respectively.)	$155,979	$142,311

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $296,337)		$308,710
Short-term investments, at value (cost: $7,853)		7,853
Cash		317
Receivables for:
Sales of fund’s shares	65
Interest	3,014
Reimbursement from investment adviser	5
		3,084
Prepaid expenses		2
Total assets		319,966

Liabilities:
Payables for:
Purchases of investments	813
Repurchases of fund’s shares	103
Investment advisory services	185
Other accrued expenses	67
Total liabilities		1,168
Net assets at April 30, 2016:		$318,798

Net assets consist of:
Capital paid in on shares of beneficial interest		$306,193
Accumulated undistributed net investment income		3
Accumulated net realized gain		229
Net unrealized appreciation		12,373
Net assets at April 30, 2016		$318,798

Shares outstanding:		29,678

Net asset value per share:		$10.74

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$3,615

Fees and expenses:
Investment advisory services	542
Administrative and accounting services	43
Registration fees	2
Audit and tax fees	20
Transfer agent services	10
Trustees’ compensation	14
Other	11
Total fees and expenses before reimbursements	642
Less reimbursements of fees and expenses	17
Total fees and expenses after reimbursements		625
Net investment income		2,990

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		282
Net unrealized appreciation on investments		4,115
Net realized gain and unrealized appreciation on investments		4,397

Net increase in net assets resulting from operations		$7,387

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$2,990	$5,753
Net realized gain on investments	282	107
Net unrealized appreciation (depreciation) on investments	4,115	(978)
Net increase in net assets resulting from operations	7,387	4,882

Dividends and distributions to shareholders:
Dividends from net investment income	(2,987)	(5,756)
Total dividends and distributions	(2,987)	(5,756)

Net capital share transactions	9,404	25,954

Total increase in net assets	13,804	25,080

Net assets:
Beginning of period	304,994	279,914
End of period (including undistributed net investment income: $3 and $–, respectively.)	$318,798	$304,994

* Unaudited.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $102,423)		$103,818
Short-term investments, at value (cost: $4,200)		4,200
Cash		860
Receivables for:
Sales of investments	977
Sales of fund’s shares	449
Interest	1,049
Reimbursement from investment adviser	13
		2,488
Prepaid expenses		2
Total assets		111,368

Liabilities:
Payables for:
Repurchases of fund’s shares	2
Investment advisory services	65
Other accrued expenses	56
Total liabilities		123
Net assets at April 30, 2016:		$111,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$109,779
Accumulated undistributed net investment income		—	*
Accumulated net realized gain		71
Net unrealized appreciation		1,395
Net assets at April 30, 2016		$111,245

Shares outstanding:		10,823

Net asset value per share:		$10.28

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$803

Fees and expenses:
Investment advisory services	195
Administrative and accounting services	15
Registration fees	2
Audit and tax fees	20
Transfer agent services	10
Trustees’ compensation	14
Other	8
Total fees and expenses before reimbursements	264
Less reimbursements of fees and expenses	38
Total fees and expenses after reimbursements		226
Net investment income		577

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		71
Net unrealized appreciation on investments		78
Net realized gain and unrealized appreciation on investments		149

Net increase in net assets resulting from operations		$726

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$577	$1,251
Net realized gain on investments	71	162
Net unrealized appreciation (depreciation) on investments	78	(535)
Net increase in net assets resulting from operations	726	878

Dividends and distributions to shareholders:
Dividends from net investment income	(577)	(1,252)
Distributions from capital gain	(123)	(48)
Total dividends and distributions	(700)	(1,300)

Net capital share transactions	(782)	(25,883)

Total decrease in net assets	(756)	(26,305)

Net assets:
Beginning of period	112,001	138,306
End of period (including undistributed net investment income: $–† and $–, respectively.)	$111,245	$112,001

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

Capital Group Core Bond Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $307,926)		$312,724
Short-term investments, at value (cost: $19,898)		19,898
Cash		206
Receivables for:
Sales of investments	16,728
Sales of fund’s shares	324
Interest	1,817
Reimbursement from investment adviser	8
		18,877
Prepaid expenses		8
Total assets		351,713

Liabilities:
Payables for:
Purchases of investments	13,611
Repurchases of fund’s shares	15
Investment advisory services	195
Other accrued expenses	69
Total liabilities		13,890
Net assets at April 30, 2016:		$337,823

Net assets consist of:
Capital paid in on shares of beneficial interest		$332,197
Distributions in excess of net investment income		(17)
Accumulated net realized gain		845
Net unrealized appreciation		4,798
Net assets at April 30, 2016		$337,823

Shares outstanding:		32,816

Net asset value per share:		$10.29

See Notes to Financial Statements

Capital Group Core Bond Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Interest		$3,169

Fees and expenses:
Investment advisory services	578
Administrative and accounting services	46
Registration fees	11
Audit and tax fees	20
Transfer agent services	10
Trustees’ compensation	14
Other	6
Total fees and expenses before reimbursements	685
Less reimbursements of fees and expenses	25
Total fees and expenses after reimbursements		660
Net investment income		2,509

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		944
Net unrealized appreciation on investments		3,443
Net realized gain and unrealized appreciation on investments		4,387

Net increase in net assets resulting from operations		$6,896

See Notes to Financial Statements

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$2,509	$5,124
Net realized gain on investments	944	1,005
Net unrealized appreciation (depreciation) on investments	3,443	(2,161)
Net increase in net assets resulting from operations	6,896	3,968

Dividends and distributions to shareholders:
Dividends from net investment income	(2,588)	(5,130)
Distributions from capital gain	(922)	(748)
Total dividends and distributions	(3,510)	(5,878)

Net capital share transactions	(117)	26,219

Total increase in net assets	3,269	24,309

Net assets:
Beginning of period	334,554	310,245
End of period (including distributions in excess of and undistributed net investment income: $(17) and $62, respectively.)	$337,823	$334,554

* Unaudited.

See Notes to Financial Statements

Capital Group Global Equity Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $399,594)		$468,648
Short-term investments, at value (cost: $21,591)		21,594
Cash		11
Foreign currency, at value (cost: $–)*		—	*
Receivables for:
Sales of fund’s shares	886
Dividends	1,611
Reimbursement from investment adviser	5
		2,502
Prepaid expenses		—	*
Total assets		492,755

Liabilities:
Payables for:
Purchases of investments	63
Repurchases of fund’s shares	8
Unified Management fees	685
Other accrued expenses	15
Total liabilities		771
Net assets at April 30, 2016:		$491,984

Net assets consist of:
Capital paid in on shares of beneficial interest		$423,578
Accumulated undistributed net investment income		2,934
Accumulated net realized loss		(3,602)
Net unrealized appreciation		69,074
Net assets at April 30, 2016		$491,984

Shares outstanding:		40,046

Net asset value per share:		$12.29

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group Global Equity Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $332)	$6,181
Interest	37		6,218

Fees and expenses:
Unified Management fees	2,012
Trustees’ compensation	14
Legal fees	1
Other	—	*
Total fees and expenses before reimbursements	2,027
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			2,012
Net investment income			4,206

Net realized loss and unrealized (depreciation) appreciation on investments and currency:
Net realized loss on investments			(3,067)
Net realized loss on currency			(23)
Net unrealized depreciation on investments			(10,282)
Net unrealized appreciation on currency translations			36
Net realized loss and unrealized depreciation on investments and currency			(13,336)

Net decrease in net assets resulting from operations			$(9,130)

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15

Operations:
Net investment income	$4,206	$6,850
Net realized (loss) gain on investments and currency	(3,090)	17,601
Net unrealized depreciation on investments and currency	(10,246)	(18,475)
Net (decrease) increase in net assets resulting from operations	(9,130)	5,976

Dividends and distributions to shareholders:
Dividends from net investment income	(6,944)	(5,230)
Distributions from capital gain	(15,930)	(5,575)
Total dividends and distributions	(22,874)	(10,805)

Net capital share transactions	26,307	(7,650)

Total decrease in net assets	(5,697)	(12,479)

Net assets:
Beginning of period	497,681	510,160
End of period (including undistributed net investment income: $2,934 and $5,672, respectively.)	$491,984	$497,681

* Unaudited.

See Notes to Financial Statements

Capital Group International Equity Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,174,905)		$1,298,579
Short-term investments, at value (cost: $58,794)		58,793
Cash		72
Foreign currency, at value (cost: $486)		499
Receivables for:
Sales of fund’s shares	952
Dividends	8,785
Reimbursement from investment adviser	5
		9,742
Prepaid expenses		—	*
Total assets		1,367,685

Liabilities:
Payables for:
Repurchases of fund’s shares	1,347
Unified Management fees	1,904
Other accrued expenses	13
Total liabilities		3,264
Net assets at April 30, 2016:		$1,364,421

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,316,710
Accumulated undistributed net investment income		9,859
Accumulated net realized loss		(85,977)
Net unrealized appreciation		123,829
Net assets at April 30, 2016		$1,364,421

Shares outstanding:		122,649

Net asset value per share:		$11.12

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group International Equity Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,745)	$16,024
Interest	90		16,114

Fees and expenses:
Unified Management fees	5,558
Trustees’ compensation	14
Legal fees	1
Other	—	*
Total fees and expenses before reimbursements	5,573
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			5,558
Net investment income			10,556

Net realized loss and unrealized (depreciation) appreciation on investments and currency:
Net realized loss on investments			(28,683)
Net realized loss on currency			(70)
Net unrealized depreciation on investments			(5,161)
Net unrealized appreciation on currency translations			307
Net realized loss and unrealized depreciation on investments and currency			(33,607)

Net decrease in net assets resulting from operations			$(23,051)

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group International Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$10,556	$15,610
Net realized loss on investments and currency	(28,753)	(28,939)
Net unrealized (depreciation) appreciation on investments and currency	(4,854)	23,771
Net (decrease) increase in net assets resulting from operations	(23,051)	10,442

Dividends and distributions to shareholders:
Dividends from net investment income	(15,606)	(19,733)
Total dividends and distributions	(15,606)	(19,733)

Net capital share transactions	70,260	(309,785)

Total increase (decrease) in net assets	31,603	(319,076)

Net assets:
Beginning of period	1,332,818	1,651,894
End of period (including undistributed net investment income: $9,859 and $14,909, respectively.)	$1,364,421	$1,332,818

* Unaudited.

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at April 30, 2016 (unaudited)

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $146,350)		$191,778
Short-term investments, at value (cost: $5,800)		5,800
Cash		36
Receivables for:
Sales of fund’s shares	74
Dividends	294
Reimbursement from investment adviser	5
		373
Prepaid expenses		—	*
Total assets		197,987

Liabilities:
Payables for:
Purchases of investments	84
Repurchases of fund’s shares	9
Unified Management fees	211
Other accrued expenses	12
Total liabilities		316
Net assets at April 30, 2016:		$197,671

Net assets consist of:
Capital paid in on shares of beneficial interest		$148,877
Accumulated undistributed net investment income		223
Accumulated net realized gain		3,143
Net unrealized appreciation		45,428
Net assets at April 30, 2016		$197,671

Shares outstanding:		10,203

Net asset value per share:		$19.37

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Statement of operations

for the six months ended April 30, 2016 (unaudited)

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22)	$2,390
Interest	10		2,400

Fees and expenses:
Unified Management fees	617
Trustees’ compensation	14
Legal fees	1
Other	—	*
Total fees and expenses before reimbursements	632
Less reimbursements of fees and expenses	15
Total fees and expenses after reimbursements			617
Net investment income			1,783

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain on investments			3,234
Net realized gain on currency			—	*
Net unrealized depreciation on investments			(1,688)
Net realized gain and unrealized depreciation on investments and currency			1,546

Net increase in net assets resulting from operations			$3,329

* Amount less than one thousand.

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the six months ended 4/30/16*	For the year ended 10/31/15
Operations:
Net investment income	$1,783	$2,582
Net realized gain on investments and currency	3,234	6,821
Net unrealized depreciation on investments	(1,688)	(1,849)
Net increase in net assets resulting from operations	3,329	7,554

Dividends and distributions to shareholders:
Dividends from net investment income	(1,560)	(2,369)
Distributions from capital gain	(6,581)	(6,835)
Total dividends and distributions	(8,141)	(9,204)

Net capital share transactions	4,509	7,361

Total (decrease) increase in net assets	(303)	5,711

Net assets:
Beginning of period	197,974	192,263
End of period (including undistributed net investment income: $223 and $–, respectively.)	$197,671	$197,974

* Unaudited.

See Notes to Financial Statements

Capital Group Private Client Services Funds

Notes to financial statements (unaudited)

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of April 30, 2016 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$374,435	$—	$374,435
Corporate bonds & notes	—	456	—	456
Short-term securities	—	10,600	—	10,600
Total	$—	$385,491	$—	$385,491

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$142,709	$—	$142,709
Short-term securities	—	10,435	—	10,435
Total	$—	$153,144	$—	$153,144

Capital Group California Core Municipal Fund
Bonds & notes	$—	$308,710	$—	$308,710
Short-term securities	—	7,853	—	7,853
Total	$—	$316,563	$—	$316,563

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$103,818	$—	$103,818
Short-term securities	—	4,200	—	4,200
Total	$—	$108,018	$—	$108,018

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$172,856	$—	$172,856
Mortgage-backed obligations	—	34,250	—	34,250
Corporate bonds & notes	—	75,977	—	75,977
Municipals	—	6,722	—	6,722
Government & government agency bonds & notes outside the U.S.	—	2,109	—	2,109
Asset-backed obligations	—	20,810	—	20,810
Short-term securities	—	19,898	—	19,898
Total	$—	$332,622	$—	$332,622

Capital Group Global Equity Fund
Common Stocks [1]
Information Technology	$54,418	$32,883	$—	$87,301
Financials	51,962	32,721	—	84,683
Industrials	26,724	34,798	—	61,522
Health Care	29,008	31,286	—	60,294
Consumer Staples	14,925	42,616	—	57,541
Consumer Discretionary	35,255	16,350	—	51,605
Energy	26,858	2,847	—	29,705
Telecommunication Services	3,265	11,511	—	14,776
Materials	9,211	3,141	—	12,352
Utilities	2,344	6,525	—	8,869
Short-term securities	—	21,594	—	21,594
Total	$253,970	$236,272	$—	$490,242

Capital Group International Equity Fund
Common Stocks [2]
Industrials	$4,629	$203,240	$—	$207,869
Information Technology	17,466	180,348	—	197,814
Health Care	10,163	187,026	—	197,189
Financials	9,833	183,706	—	193,539
Consumer Staples	—	185,895	—	185,895
Consumer Discretionary	28,950	122,278	—	151,228
Telecommunication Services	—	73,737	—	73,737
Energy	17,684	30,799	—	48,483
Materials	—	24,301	—	24,301
Utilities	—	14,227	—	14,227
Preferred Securities	—	4,297	—	4,297
Short-term securities	—	58,793	—	58,793
Total	$88,725	$1,268,647	$—	$1,357,372

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group U.S. Equity Fund
Common Stocks [3]	$191,778	$—	$—	$191,778
Short-term securities	—	5,800	—	5,800
Total	$191,778	$5,800	$—	$197,578

[1]	Level 2 includes investment securities with an aggregate value of $214,678,000, which represented 43.63% of the net assets of the Fund, that were fair valued under guidelines adopted by authority of the Fund’s investment advisor as a result of significant market movements following the close of local trading.
[2]	Level 2 includes investment securities with an aggregate value of $1,209,854,000, which represented 88.67% of the net assets of the Fund, that were fair valued under guidelines adopted by authority of the Fund’s investment advisor as a result of significant market movements following the close of local trading.
[3]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California – Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2016, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2015. These will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Internatio -nal equity	Capital Group U.S. Equity Fund
As of October 31, 2015:

Undistributed tax-exempt income	$—	$—	$—	$—	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	—	385	5,674	14,922	—
Undistributed long-term capital gain	303	21	—	123	617	15,930	—	6,581
Capital loss carryforward No expiration	—	—	(54)	—	—	—	(51,961)	—
Capital loss carryforwards utilized	$123	$—	$106	$—	$—	$—	$—	$—

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Internation- al Equity Fund	Capital Group U.S. Equity Fund
Gross unrealized appreciation on investment securities	$11,796	$1,489	$12,530	$1,434	$6,240	$82,477	$169,519	$47,479
Gross unrealized depreciation on investment securities	(323)	(180)	(157)	(39)	(1,442)	(13,420)	(45,846)	(2,051)
Net unrealized appreciation on investment securities	$11,473	$1,309	$12,373	$1,395	$4,798	$69,057	$123,673	$45,428
Cost of investments securities	$374,018	$151,835	$304,190	$106,623	$327,824	$421,185	$1,233,699	$152,150

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

The tax character of distributions paid to shareholder was as follows (dollars in thousands):

	Six months ended April 30, 2016			Year ended October 31, 2015
			Long-Term				Long-Term
		Ordinary	Capital		Ordinary		Capital
	Tax-Exempt	Income	Gains	Tax-Exempt	Income		Gains
Capital Group Core Municipal Fund	$3,825	$—	$303	$7,158	$14		$1
Capital Group Short-Term Municipal Fund	873	—	21	1,733	—	[1]	67
Capital Group California Core Municipal Fund	2,987	—	—	5,748	8		—
Capital Group California Short-Term Municipal Fund	577	—	123	1,252	—	[1]	48
Capital Group Core Bond Fund	—	2,893	617	—	5,500		379
Capital Group Global Equity Fund	—	6,944	15,930	—	5,230		5,575
Capital Group International Equity Fund	—	15,606	—	—	19,733		—
Capital Group U.S. Equity Fund	—	1,560	6,581	—	2,369		6,835

[1]	Amounts less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 30, 2016, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Expense
Fund	Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group International Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund is 0.85% of the average daily net assets of each fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended April 30, 2016 (unaudited)

Capital Group Core Municipal Fund	$36,912	3,502	$2,800	266	$(30,113)	(2,859)	$9,599	909

Capital Group Short-Term Municipal Fund	63,073	6,228	658	65	(50,387)	(4,972)	13,344	1,321

Capital Group California Core Municipal Fund	30,480	2,849	1,890	177	(22,966)	(2,147)	9,404	879

Capital Group California Short-Term Municipal Fund	13,778	1,341	524	51	(15,084)	(1,466)	(782)	(74)

Capital Group Core Bond Fund	25,184	2,470	2,645	261	(27,946)	(2,745)	(117)	(14)

Capital Group Global Equity Fund	47,305	3,892	18,674	1,494	(39,672)	(3,234)	26,307	2,152

Capital Group International Equity Fund	337,235	31,481	2,021	178	(268,996)	(24,923)	70,260	6,736

Capital Group U.S. Equity Fund	12,121	656	7,417	384	(15,029)	(794)	4,509	246

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Capital Group Core Municipal Fund	$75,222	7,157	$4,593	438	$(39,441)	(3,755)	$40,374	3,840

Capital Group Short-Term Municipal Fund	63,240	6,239	1,303	129	(76,648)	(7,563)	(12,105)	(1,195)

Capital Group California Core Municipal Fund	58,998	5,571	3,673	347	(36,717)	(3,471)	25,954	2,447

Capital Group California Short-Term Municipal Fund	38,075	3,703	1,004	98	(64,962)	(6,323)	(25,883)	(2,522)

Capital Group Core Bond Fund	62,706	6,117	4,272	417	(40,759)	(3,980)	26,219	2,554

Capital Group Global Equity Fund	73,619	5,498	8,308	632	(89,577)	(6,692)	(7,650)	(562)

Capital Group International Equity Fund	495,615	42,405	1,930	169	(807,330)	(69,521)	(309,785)	(26,947)

Capital Group U.S. Equity Fund	28,864	1,453	8,247	424	(29,750)	(1,481)	7,361	396

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Capital Group Private Client Services Funds

Notes to financial statements (unaudited) (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ period ended April 30, 2016, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$36,442	$—	$29,112

Capital Group Short-Term Municipal Fund	—	34,481	—	16,885

Capital Group California Core Municipal Fund	—	22,225	—	12,791

Capital Group California Short-Term Municipal Fund	—	6,119	—	10,085

Capital Group Core Bond Fund	134,658	32,153	120,407	33,189

Capital Group Global Equity Fund	—	56,456	—	57,238

Capital Group International Equity Fund	—	242,907	—	167,623

Capital Group U.S. Equity Fund	—	29,056	—	26,296

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of period	$10.49	$10.56	$10.44	$10.64	$10.29	$10.27

Income from investment operations:
Net investment income[2]	0.10	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized gains (losses) on securities	0.07	(0.07)	0.12	(0.20)	0.35	0.04
Total from investment operations	0.17	0.14	0.33	0.01	0.56	0.25

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	—	(0.02)
Total dividends and distributions	(0.11)	(0.21)	(0.21)	(0.21)	(0.21)	(0.23)

Net asset value, end of period	$10.55	$10.49	$10.56	$10.44	$10.64	$10.29

Total return[3]	1.66%	1.31%	3.18%	0.10%	5.46%	2.56%

Net assets, end of period (in millions)	$391	$379	$341	$299	$292	$250

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%[4]	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement [3]	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets [3]	2.00%[4]	1.97%	2.00%	2.00%	1.98%	2.10%

Portfolio turnover rate	8%[5]	16%	9%	18%	13%	19%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[4]	Annualized.
[5]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of period	$10.12	$10.19	$10.21	$10.32	$10.19	$10.17

Income from investment operations:
Net investment income[2]	0.06	0.12	0.13	0.14	0.14	0.11
Net realized and unrealized gains (losses) on securities	0.02	(0.07)	(0.01)	(0.07)	0.13	0.02
Total from investment operations	0.08	0.05	0.12	0.07	0.27	0.13

Dividends and distributions:
Dividends from net investment income	(0.06)	(0.12)	(0.13)	(0.14)	(0.14)	(0.10)
Distributions from capital gain	(—)[3]	(—)[3]	(0.01)	(0.04)	—	(0.01)
Total dividends and distributions	(0.06)	(0.12)	(0.14)	(0.18)	(0.14)	(0.11)

Net asset value, end of period	$10.14	$10.12	$10.19	$10.21	$10.32	$10.19

Total return[4]	0.76%	0.51%	1.20%	0.66%	2.63%	1.33%

Net assets, end of period (in millions)	$156	$142	$155	$136	$124	$138

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%[5]	0.46%	0.45%	0.44%	0.46%	0.46%
Ratio of expenses to average net assets after reimbursement[4]	0.40%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.11%[5]	1.15%	1.24%	1.34%	1.32%	1.04%

Portfolio turnover rate	12%[6]	27%	20%	18%	25%	15%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of period	$10.59	$10.62	$10.40	$10.65	$10.25	$10.19

Income from investment operations:
Net investment income[2]	0.10	0.21	0.20	0.20	0.21	0.20
Net realized and unrealized gains (losses) on securities	0.15	(0.03)	0.22	(0.20)	0.40	0.06
Total from investment operations	0.25	0.18	0.42	0.00	0.61	0.26

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.20)	(0.21)	(0.21)	(0.20)
Distributions from capital gain	—	—	—	(0.04)	(—)[3]	(—)[3]
Total dividends and distributions	(0.10)	(0.21)	(0.20)	(0.25)	(0.21)	(0.20)

Net asset value, end of period	$10.74	$10.59	$10.62	$10.40	$10.65	$10.25

Total return[4]	2.39%	1.68%	4.08%	(0.04)%	5.99%	2.61%

Net assets, end of period (in millions)	$319	$305	$280	$227	$208	$158

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%[5]	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[4]	0.40%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.93%[5]	1.95%	1.92%	1.93%	1.99%	1.98%

Portfolio turnover rate	4%[6]	13%	18%	17%	21%	24%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of period	$10.28	$10.31	$10.27	$10.32	$10.12	$10.13

Income from investment operations:
Net investment income[2]	0.05	0.10	0.09	0.09	0.09	0.08
Net realized and unrealized gains (losses) on securities	0.01	(0.03)	0.04	(0.04)	0.20	(0.01)
Total from investment operations	0.06	0.07	0.13	0.05	0.29	0.07

Dividends and distributions:
Dividends from net investment income	(0.05)	(0.10)	(0.09)	(0.09)	(0.09)	(0.08)
Distributions from capital gain	(0.01)	(—)[3]	(—)[3]	(0.01)	(—)[3]	—
Total dividends and distributions	(0.06)	(0.10)	(0.09)	(0.10)	(0.09)	(0.08)

Net asset value, end of period	$10.28	$10.28	$10.31	$10.27	$10.32	$10.12

Total return[4]	0.63%	0.74%	1.30%	0.48%	2.96%	0.72%

Net assets, end of period (in millions)	$111	$112	$138	$115	$107	$77

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.48%[5]	0.46%	0.44%	0.44%	0.47%	0.49%
Ratio of expenses to average net assets after reimbursement[4]	0.40%[5]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[4]	1.04%[5]	0.98%	0.89%	0.91%	0.92%	0.83%

Portfolio turnover rate	6%[6]	23%	19%	9%	14%	20%

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Amount less than $0.01.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Selected per share data:

Net asset value, beginning of period	$10.19	$10.25	$10.24	$10.62	$10.40	$10.45

Income from investment operations:
Net investment income[2]	0.08	0.16	0.16	0.15	0.17	0.19
Net realized and unrealized gains (losses) on securities	0.13	(0.04)	0.04	(0.22)	0.23	0.09
Total from investment operations	0.21	0.12	0.20	(0.07)	0.40	0.28

Dividends and distributions:
Dividends from net investment income	(0.08)	(0.16)	(0.16)	(0.15)	(0.17)	(0.20)
Distributions from capital gain	(0.03)	(0.02)	(0.03)	(0.16)	(0.01)	(0.13)
Total dividends and distributions	(0.11)	(0.18)	(0.19)	(0.31)	(0.18)	(0.33)

Net asset value, end of period	$10.29	$10.19	$10.25	$10.24	$10.62	$10.40

Total return[3]	2.05%	1.25%	1.95%	(0.69)%	3.92%	2.80%

Net assets, end of period (in millions)	$338	$335	$310	$296	$296	$280

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%[4]	0.42%	0.41%	0.41%	0.42%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.52%[4]	1.59%	1.57%	1.43%	1.63%	1.82%

Portfolio Turnover Rate[5]:
Including mortgage dollar roll transactions	49%[6]	126%	137%	192%	134%	118%
Excluding mortgage dollar roll transactions	34%[6]	87%	— [7]	— [7]	— [7]	— [7]

[1]	Unaudited.
[2]	Based on average shares outstanding.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[4]	Annualized.
[5]	Refer to Note 5 for more information on mortgage dollar rolls.
[6]	Not annualized for periods less than one year.
[7]	Not available.

Private Client Services Funds

Capital Group Global Equity Fund

Financial highlights1

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[2]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period	$13.13	$13.27	$12.43	$9.99	$9.18	$10.00

Income from investment operations:
Net investment income[4]	0.11	0.18	0.14	0.12	0.14	0.05
Net realized and unrealized gains (losses) on securities	(0.35)	(0.03)	0.80	2.45	0.71	(0.87)
Total from investment operations	(0.24)	0.15	0.94	2.57	0.85	(0.82)

Dividends and distributions:
Dividends from net investment income	(0.18)	(0.14)	(0.10)	(0.13)	(0.04)	—
Distributions from capital gain	(0.42)	(0.15)	—	—	—	—
Total dividends and distributions	(0.60)	(0.29)	(0.10)	(0.13)	(0.04)	0.00

Net asset value, end of period	$12.29	$13.13	$13.27	$12.43	$9.99	$9.18

Total return[5]	(1.84)%	1.10%	7.60%	26.10%	9.19%	(8.20)%

Net assets, end of period (in millions)	$492	$498	$510	$412	$205	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.86%[6]	0.86%	0.85%	0.86%	0.86%	0.87%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.85%[6]	0.85%[7]	0.85%[7]	0.85%	0.85%	0.85%[6]
Ratio of net investment income to average net assets[5]	1.78%[6]	1.34%	1.09%	1.09%	1.47%	0.94%[6]

Portfolio turnover rate	12%[8]	39%	29%	25%	35%	15%[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Reimbursement was less than $0.005.
[8]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group International Equity Fund

Financial highlights1

(for a share outstanding throughout each period)

	For the six
	months
	ended	For the year ended
	4/30/16[2]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period	$11.50	$11.56	$11.72	$9.74	$9.08	$10.00

Income from investment operations:
Net investment income[4]	0.09	0.13	0.16	0.15	0.13	0.07
Net realized and unrealized gains (losses) on securities	(0.34)	(0.05)	(0.23)	1.88	0.58	(0.99)
Total from investment operations	(0.25)	0.08	(0.07)	2.03	0.71	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.09)	(0.05)	(0.05)	—
Total dividends and distributions	(0.13)	(0.14)	(0.09)	(0.05)	(0.05)	—

Net asset value, end of period	$11.12	$11.50	$11.56	$11.72	$9.74	$9.08

Total return[5]	(2.17)%	0.69%	(0.62)%	20.93%	7.91%	(9.20)%

Net assets, end of period (in millions)	$1,364	$1,333	$1,652	$989	$256	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%[6]	0.85%	0.85%	0.85%	0.86%	0.89%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.85%[6,7]	0.85%[7]	0.85%[7]	0.85%[7]	0.85%	0.85%[6]
Ratio of net investment income to average net assets[5]	1.61%[6]	1.11%	1.35%	1.44%	1.38%	1.32%[6]

Portfolio turnover rate	13%[8]	34%	33%	25%	17%	20%[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Reimbursement was less than $0.005.
[8]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group U.S. Equity Fund

Financial highlights1

(for a share outstanding throughout each period)

	For the
	six
	months
	ended	For the year ended
	4/30/16[2]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period	$19.88	$20.11	$18.33	$14.75	$14.32	$15.33

Income from investment operations:
Net investment income[4]	0.18	0.26	0.25	0.20	0.22	0.10
Net realized and unrealized gains (losses) on securities and currency	0.15	0.46	2.05	3.61	1.20	(1.02)
Total from investment operations	0.33	0.72	2.30	3.81	1.42	(0.92)

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.24)	(0.24)	(0.22)	(0.17)	(0.09)
Distributions from capital gain	(0.68)	(0.71)	(0.28)	(0.01)	(0.82)	—
Total dividends and distributions	(0.84)	(0.95)	(0.52)	(0.23)	(0.99)	(0.09)

Net asset value, end of period	$19.37	$19.88	$20.11	$18.33	$14.75	$14.32

Total return[5]	1.66%	3.75%	12.78%	26.06%	10.81%	(6.42)%

Net assets, end of period (in millions)	$198	$198	$192	$167	$103	$74

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67%[6]	0.67%	0.66%	0.66%	0.67%	0.67%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.65%[6]	0.65%	0.65%	0.65%	0.65%	0.65%[6]
Ratio of net investment income to average net assets[5]	1.88%[6]	1.31%	1.30%	1.22%	1.52%	1.13%[6]

Portfolio turnover rate	14%[7]	29%	27%	25%	53%	82%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	Endowments - Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

Private Client Services Funds

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,016.60	$2.01	0.40%
assumed 5% return	1,000.00	1,022.90	2.01	0.40%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,007.60	2.05	0.40%
assumed 5% return	1,000.00	1,022.80	2.06	0.40%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,023.90	2.01	0.40%
assumed 5% return	1,000.00	1,022.90	2.01	0.40%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,006.30	2.05	0.40%
assumed 5% return	1,000.00	1,022.80	2.06	0.40%
Capital Group Core Bond Fund
actual return	1,000.00	1,020.50	2.01	0.40%
assumed 5% return	1,000.00	1,022.90	2.01	0.40%
Capital Group Global Equity Fund
actual return	1,000.00	981.60	4.19	0.85%
assumed 5% return	1,000.00	1,020.60	4.27	0.85%

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period*	Annualized expense ratio
Capital Group International Equity Fund
actual return	1,000.00	978.30	4.18	0.85%
assumed 5% return	1,000.00	1,020.60	4.27	0.85%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,016.60	3.26	0.65%
assumed 5% return	1,000.00	1,021.60	3.27	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Capital Private Client Services Funds

Approval of investment advisory and service agreement (unaudited)

Approval of Investment Advisory and Service Agreement

The Capital Group Private Client Services Funds’ board has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one year term through April 30, 2017. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that each fund’s advisory fee was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CGTC and the Capital Group organization; and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Group Global Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World (Net) Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, three-year and one-year periods and trailed the MSCI World Index over the same periods. They further noted that the fund’s investment results were below both benchmarks for the ten-month period.

Capital Group International Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE (Net) Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results exceeded the investment results of the MSCI EAFE Index and the Lipper Average for the lifetime and the one-year periods and trailed both benchmarks for the three-year period. They further noted that the funds’ investment results were higher than the MSCI EAFE Index but lower than the Lipper Average for the ten-month period.

Capital Group U.S. Equity Fund seeks preservation while providing growth. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index and (ii) the Lipper Growth and Income Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, three-year, one-year and ten-month periods. They further noted that the fund’s investment results trailed the S&P 500 over the same periods.

Capital Group Core Municipal Fund seeks current income exempt from federal income tax and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-10 Year

Capital Private Client Services Funds

Approval of investment advisory and service agreement (unaudited) (continued)

Intermediate-Short Municipal Index and (ii) the Lipper Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Barclays Index and Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the funds’ investment results were higher than the Lipper Average but lower than the Barclays Index for the ten-month period.

Capital Group Short-Term Municipal Fund seeks preservation and secondarily current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-5 Year Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average over the lifetime, five-year, three-year, one-year and ten-month periods. They further noted that the fund’s investment results trailed the Barclays Index over the same periods.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper California Intermediate Municipal Debt Funds Average. They noted that the fund trailed the Barclays Index and Lipper Average over the lifetime, five-year, three-year and one-year periods. They further noted that the funds’ investment results were higher than the Lipper Average but lower than the Barclays Index for the ten-month period.

Capital Group California Short-Term Municipal Fund seeks preservation and, secondarily, current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California Short Municipal Bond Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Barclays Index and Lipper Average over the lifetime, five-year and three-year periods. They further noted that the funds’ investment results compared to the Barclays Index and Lipper Average were mixed for the one-year and ten-month periods.

Capital Group Core Bond Fund seeks current income and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-10 Year U.S. Government/Credit, ex. BBB and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They noted that the fund’s investment results exceeded the investment results of the Lipper Average for the lifetime, one-year and ten-month periods and trailed the Barclays Index for the same periods. They further noted that the fund’s investment results trailed both benchmarks for the five-year and three-year periods.

The board and committee also considered the challenging environment for fixed income investments during these periods, the impact of fund fees on index comparisons, and the important role of the CGPCS fixed income funds in preserving capital for the funds’ shareholders. The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the agreement and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (collectively the “Fixed Income Funds”) (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees of the Fixed Income Funds were in line with or below the medians of the relevant funds in their respective Lipper averages, and the expenses of the Fixed Income Funds remain below the median of those other relevant funds.

For Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund (collectively the “Equity Funds”), the agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Equity Funds’ independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging for and

Capital Private Client Services Funds

Approval of investment advisory and service agreement (unaudited) (continued)

supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds. In reviewing the unified management fee for the Equity Funds the board and the committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of other relevant funds. They also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company. They observed that the total expenses of the Equity Funds remain below those of the medians of the relevant funds, included in their respective Lipper averages.

The board and the committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to Capital Group Private Client Services, a divison of Capital Bank and Trust Company, and possible ancillary benefits to CGTC and its affiliates in managing other investment vehicles and accounts. The board and the committee reviewed CGTC’s portfolio trading practices, noting the potential benefits CGTC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees paid to CGTC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s costs and related cost allocation methodology as well as their willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

Capital Group Private Client Services Funds

Offices of the funds

Capital Guardian Trust Company

6455 Irvine Center Drive

Irvine, CA 92618

Offices of the investment adviser

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Fund accounting and administration

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Costa Mesa, CA 92626

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, CA 90071-3132

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2016